UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – 33.4%
Automobiles & Components – 0.8%
Ford Motor Credit Co. LLC
$275,000	5.875%		08/02/2021	$ 287,604

Banks – 8.1%
American Express Co.(a)
25,000	3.625		12/05/2024	24,515
Bank of America Corp.
75,000	4.125		01/22/2024	76,198
49,000	4.000		04/01/2024	49,490
	(3 Mo. LIBOR + 0.94%),
75,000	3.864	(a)(b)	07/23/2024	74,999
45,000	3.248	(a)	10/21/2027	41,739
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	72,984
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(b)	12/20/2028	79,780
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(b)	07/23/2029	49,940
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	24,401
Bank of New York Mellon Corp. (The)(a)
25,000	3.300		08/23/2029	23,415
Citigroup, Inc.
70,000	3.400		05/01/2026	66,530
25,000	4.125		07/25/2028	24,153
Deutsche Bank AG
15,000	2.500		02/13/2019	14,963
190,000	2.700		07/13/2020	186,117
Discover Financial Services(a)
75,000	3.750		03/04/2025	71,493
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	49,915
ING Bank NV(a)(b)
	(5 Yr. Swap Rate + 2.70%),
325,000	4.125		11/21/2023	325,394
JPMorgan Chase & Co.
155,000	4.400		07/22/2020	158,267
95,000	2.700	(a)	05/18/2023	91,351
15,000	3.625	(a)	12/01/2027	14,147
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(a)(b)	02/01/2028	72,988
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(a)(b)	01/23/2029	42,624
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	5.300		12/31/2049	86,912
Lloyds Bank plc
175,000	2.300		11/27/2018	174,939
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	238,556
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
50,000	3.742	(a)(b)	10/24/2023	51,379
	(3 Mo. LIBOR + 0.85%),
50,000	3.737	(a)(b)	04/24/2024	49,575
225,000	3.700		10/23/2024	221,536
25,000	3.625		01/20/2027	24,007
Morgan Stanley Series F
35,000	3.875		04/29/2024	34,841

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Royal Bank of Canada
	(3 Mo. LIBOR + 0.39%),
$50,000	2.729	%(b)	04/30/2021	$ 50,174
50,000	3.200		04/30/2021	49,908
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	199,776
Synchrony Financial(a)
12,000	4.500		07/23/2025	11,577
Wells Fargo & Co.
175,000	3.000		10/23/2026	162,391
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate + 2.24%),
25,000	4.322		11/23/2031	24,090

				3,015,064

Capital Goods – 0.9%
Hubbell, Inc.(a)
45,000	3.500		02/15/2028	42,499
Northrop Grumman Corp.(a)
75,000	2.930		01/15/2025	71,247
75,000	3.250		01/15/2028	70,524
Roper Technologies, Inc.(a)
50,000	4.200		09/15/2028	49,602
United Technologies Corp.
	(3 Mo. LIBOR + 0.65%),
25,000	2.965	(a)(b)	08/16/2021	25,067
25,000	3.350		08/16/2021	24,965
50,000	3.950	(a)	08/16/2025	49,763

				333,667

Consumer Services(a) – 0.4%
Marriott International, Inc.
85,000	2.300		01/15/2022	81,505
Starbucks Corp.
75,000	3.800		08/15/2025	74,505

				156,010

Electric – 2.5%
Alliant Energy Finance LLC(a)(c)
25,000	3.750		06/15/2023	24,890
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	42,022
Berkshire Hathaway Energy Co.(a)
25,000	3.250		04/15/2028	23,669
Duke Energy Carolinas LLC(a)
25,000	3.950		03/15/2048	23,848
Emera US Finance LP(a)
45,000	2.700		06/15/2021	43,684
Entergy Corp.(a)
45,000	2.950		09/01/2026	41,345
Exelon Corp.(a)
45,000	3.497		06/01/2022	44,215
Florida Power & Light Co.(a)
68,000	4.125		02/01/2042	68,276
25,000	3.950		03/01/2048	24,480
NiSource, Inc.(a)
50,000	3.650	(c)	06/15/2023	49,376
95,000	3.490		05/15/2027	90,098
Pacific Gas & Electric Co.(a)
35,000	3.500		06/15/2025	33,394
100,000	4.650	(c)	08/01/2028	100,714

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Electric – (continued)
Progress Energy, Inc.
$120,000	7.000%		10/30/2031	$ 149,656
Sempra Energy(a)(b)
	(3 Mo. LIBOR + 0.50%),
70,000	2.839		01/15/2021	70,018
Southern California Edison Co.(a)
60,000	4.050		03/15/2042	56,628
Southern Co. (The)(a)
60,000	3.250		07/01/2026	55,959

				942,272

Energy – 3.5%
Anadarko Petroleum Corp.
10,000	3.450	(a)	07/15/2024	9,626
15,000	5.550	(a)	03/15/2026	15,917
15,000	6.450		09/15/2036	17,116
BP Capital Markets plc(a)
75,000	3.224		04/14/2024	73,319
Canadian Natural Resources Ltd.(a)
35,000	3.850		06/01/2027	34,085
Cenovus Energy, Inc.(a)
25,000	4.250		04/15/2027	24,166
Concho Resources, Inc.(a)
50,000	4.300		08/15/2028	49,797
Continental Resources, Inc.(a)
125,000	4.500		04/15/2023	127,200
Devon Energy Corp.(a)
25,000	5.600		07/15/2041	26,513
5,000	4.750		05/15/2042	4,773
Dolphin Energy Ltd. LLC(c)
19,680	5.888		06/15/2019	19,926
Energy Transfer Partners LP(a)
25,000	4.650		06/01/2021	25,601
75,000	4.200		09/15/2023	75,595
25,000	5.300		04/15/2047	24,221
EQT Midstream Partners LP(a)
75,000	4.750		07/15/2023	76,109
Kinder Morgan Energy Partners LP(a)
25,000	5.400		09/01/2044	25,664
Kinder Morgan, Inc.(a)
145,000	3.050		12/01/2019	144,840
Marathon Oil Corp.(a)
50,000	4.400		07/15/2027	49,995
Marathon Petroleum Corp.(a)
25,000	3.625		09/15/2024	24,670
MPLX LP(a)
35,000	4.500		04/15/2038	32,987
25,000	4.700		04/15/2048	23,298
ONEOK, Inc.(a)
50,000	4.550		07/15/2028	50,250
Petroleos Mexicanos
60,000	6.375		02/04/2021	62,790
12,000	6.350	(c)	02/12/2048	10,958
Phillips 66(a)
60,000	3.900		03/15/2028	59,177
Pioneer Natural Resources Co.(a)
25,000	3.950		07/15/2022	25,205
Plains All American Pipeline LP(a)
15,000	3.650		06/01/2022	14,817
35,000	3.850		10/15/2023	34,466
45,000	4.500		12/15/2026	44,954
Sabine Pass Liquefaction LLC(a)
75,000	5.625		03/01/2025	79,991

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Energy – (continued)
Valero Energy Corp.
$35,000	3.650%		03/15/2025	$ 34,228

				1,322,254

Food & Beverage – 1.3%
Anheuser-Busch InBev Finance, Inc.(a)
75,000	2.650		02/01/2021	73,911
35,000	4.700		02/01/2036	35,047
35,000	4.900		02/01/2046	35,396
Anheuser-Busch InBev Worldwide, Inc.(a)
125,000	4.000		04/13/2028	123,209
Keurig Dr Pepper, Inc.(a)(c)
50,000	4.057		05/25/2023	50,087
Kraft Heinz Foods Co.(a)
15,000	4.375		06/01/2046	13,248
Smithfield Foods, Inc.(c)
125,000	2.700		01/31/2020	123,073
Tyson Foods, Inc.(a)
50,000	3.900		09/28/2023	50,197

				504,168

Health Care Equipment & Services – 2.2%
Allergan Sales LLC(a)(c)
35,000	5.000		12/15/2021	36,298
Becton Dickinson and Co.(a)
	(3 Mo. LIBOR + 0.88%),
125,000	3.261	(b)	12/29/2020	125,185
95,000	2.894		06/06/2022	92,363
25,000	3.363		06/06/2024	24,155
35,000	4.685		12/15/2044	34,510
CVS Health Corp.(a)
45,000	2.800		07/20/2020	44,582
45,000	4.125		05/15/2021	45,721
75,000	3.500		07/20/2022	74,428
75,000	3.875		07/20/2025	73,908
25,000	4.780		03/25/2038	24,880
Halfmoon Parent, Inc.(a)(c)
150,000	3.750		07/15/2023	149,541
50,000	4.125		11/15/2025	49,858
UnitedHealth Group, Inc.
35,000	4.625		07/15/2035	37,257

				812,686

Life Insurance – 0.7%
American International Group, Inc.(a)
75,000	3.900		04/01/2026	73,321
25,000	4.200		04/01/2028	24,737
Northwestern Mutual Life Insurance Co. (The)(c)
70,000	6.063		03/30/2040	86,073
Principal Financial Group, Inc.(a)
50,000	3.100		11/15/2026	46,448
Prudential Financial, Inc.(a)
50,000	3.878		03/27/2028	49,567

				280,146

Materials – 0.1%
Ecolab, Inc.
4,000	5.500		12/08/2041	4,660
Sherwin-Williams Co. (The)(a)
25,000	3.450		06/01/2027	23,791

				28,451

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Media & Entertainment – 1.1%
21st Century Fox America, Inc.
$25,000	3.700	%(a)	09/15/2024	$ 25,080
25,000	6.150		03/01/2037	31,077
CCO Safari II LLC(a)
75,000	3.579		07/23/2020	75,042
65,000	4.464		07/23/2022	66,088
50,000	4.500		02/01/2024	50,307
45,000	4.908		07/23/2025	45,694
Comcast Corp.(a)
45,000	3.375		08/15/2025	43,453
25,000	3.300		02/01/2027	23,632
25,000	3.150		02/15/2028	23,182
Time Warner Cable LLC
15,000	5.000		02/01/2020	15,315

				398,870

Metals and Mining(c) – 0.0%
Glencore Funding LLC
15,000	4.125		05/30/2023	14,982

Pharmaceuticals, Biotechnology & Life Sciences – 2.8%
AbbVie, Inc.
45,000	2.500	(a)	05/14/2020	44,496
75,000	3.375		11/14/2021	74,897
50,000	3.750	(a)	11/14/2023	49,806
Amgen, Inc.(a)
70,000	3.125		05/01/2025	66,996
Bayer US Finance II LLC(a)(c)
200,000	3.875		12/15/2023	198,658
200,000	4.375		12/15/2028	195,950
Bayer US Finance LLC(c)
200,000	3.000		10/08/2021	196,390
Elanco Animal Health, Inc.(c)
50,000	3.912		08/27/2021	50,106
25,000	4.272	(a)	08/28/2023	25,101
Teva Pharmaceutical Finance Netherlands III BV
30,000	2.200		07/21/2021	28,191
30,000	2.800		07/21/2023	26,713
Thermo Fisher Scientific, Inc.(a)
35,000	3.000		04/15/2023	33,932
15,000	3.650		12/15/2025	14,687
Zoetis, Inc.(a)
45,000	3.000		09/12/2027	41,832

				1,047,755

Pipelines(a) – 0.7%
Columbia Pipeline Group, Inc.
35,000	3.300		06/01/2020	34,942
Enbridge, Inc.
35,000	2.900		07/15/2022	33,948
Sunoco Logistics Partners Operations LP
15,000	4.250		04/01/2024	14,951
75,000	5.400		10/01/2047	74,187
Williams Cos., Inc. (The)
25,000	3.600		03/15/2022	24,837
50,000	3.900		01/15/2025	48,917
35,000	4.000		09/15/2025	34,438

				266,220

Property/Casualty Insurance – 0.2%
Arch Capital Group US, Inc.
36,000	5.144		11/01/2043	38,147
XLIT Ltd.
45,000	4.450		03/31/2025	44,581

				82,728

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – 1.4%
American Campus Communities Operating Partnership LP
$95,000	4.125%	07/01/2024	$ 94,262
Crown Castle International Corp.
25,000	2.250	09/01/2021	24,014
85,000	3.150	07/15/2023	81,912
60,000	3.650	09/01/2027	56,372
CubeSmart LP
45,000	4.000	11/15/2025	43,963
Duke Realty LP
50,000	4.000	09/15/2028	49,291
HCP, Inc.
10,000	2.625	02/01/2020	9,914
Healthcare Trust of America Holdings LP
35,000	3.375	07/15/2021	34,726
National Retail Properties, Inc.
45,000	4.000	11/15/2025	44,273
Select Income REIT
25,000	3.600	02/01/2020	24,866
Ventas Realty LP
45,000	3.500	02/01/2025	42,964

			506,557

Retailing(a) – 0.8%
Alimentation Couche-Tard, Inc.(c)
45,000	2.700	07/26/2022	43,256
Amazon.com, Inc.
35,000	5.200	12/03/2025	38,435
45,000	4.800	12/05/2034	49,091
15,000	3.875	08/22/2037	14,686
Dollar Tree, Inc.
50,000	4.000	05/15/2025	49,044
50,000	4.200	05/15/2028	48,564
Expedia Group, Inc.
35,000	3.800	02/15/2028	32,260
Home Depot, Inc. (The)
25,000	4.250	04/01/2046	25,533

			300,869

Software & Services(a) – 0.2%
Fidelity National Information Services, Inc.
45,000	3.000	08/15/2026	41,582
Fiserv, Inc.
25,000	3.800	10/01/2023	24,994
25,000	4.200	10/01/2028	25,052

			91,628

Technology – 1.9%
Apple, Inc.(a)
225,000	2.450	08/04/2026	207,493
25,000	4.650	02/23/2046	27,008
Broadcom Corp.(a)
50,000	2.650	01/15/2023	47,238
100,000	3.625	01/15/2024	97,159
Dell International LLC(a)(c)
70,000	5.450	06/15/2023	73,615
Hewlett Packard Enterprise Co.(a)
45,000	4.900	10/15/2025	46,257
Microchip Technology, Inc.(c)
25,000	3.922	06/01/2021	24,961

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Technology – (continued)
Oracle Corp.(a)
$70,000	2.500%		05/15/2022	$ 68,131
60,000	3.250		11/15/2027	57,733
35,000	4.000		07/15/2046	33,355
QUALCOMM, Inc.(a)
25,000	2.600		01/30/2023	24,032

				706,982

Tobacco(a) – 0.5%
BAT Capital Corp.(c)
70,000	3.222		08/15/2024	66,719
Reynolds American, Inc.
105,000	4.450		06/12/2025	105,774

				172,493

Transportation – 0.8%
Burlington Northern Santa Fe LLC(a)
25,000	4.050		06/15/2048	24,321
Delta Air Lines, Inc.
150,000	3.400		04/19/2021	148,472
FedEx Corp.(a)
45,000	3.400		02/15/2028	43,125
Penske Truck Leasing Co. LP(a)(c)
70,000	3.375		02/01/2022	69,021

				284,939

Wireless Telecommunications – 2.5%
American Tower Corp.
45,000	4.700		03/15/2022	46,473
AT&T, Inc.
60,000	3.200	(a)	03/01/2022	59,110
105,000	3.800		03/15/2022	105,397
50,000	3.000	(a)	06/30/2022	48,762
120,000	3.600	(a)	02/17/2023	119,226
70,000	3.400	(a)	05/15/2025	66,645
35,000	4.125	(a)	02/17/2026	34,583
110,000	4.250	(a)	03/01/2027	108,579
Verizon Communications, Inc.
25,000	2.625		08/15/2026	22,668
145,000	4.329	(c)	09/21/2028	145,777
62,000	5.012		04/15/2049	63,317
Vodafone Group plc
100,000	3.750		01/16/2024	98,867

				919,404

TOTAL CORPORATE BONDS (Cost $12,667,583)				$12,475,749

Mortgage-Backed Securities – 31.3%
FHLMC – 3.7%
$5,971	6.500%		10/01/2020	$ 5,973
3,827	4.500		07/01/2024	3,924
24,327	4.500		11/01/2024	24,959
6,025	4.500		12/01/2024	6,180
6,927	6.000		03/01/2029	7,301
140	6.000		04/01/2029	145
8,182	7.500		12/01/2029	9,150
88,734	7.000		05/01/2032	99,194
156	6.000		08/01/2032	172
48,500	7.000		12/01/2032	54,288
2,544	5.000		10/01/2033	2,701
3,827	5.000		07/01/2035	4,069

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$5,254	5.000%	12/01/2035	$ 5,579
41,568	5.500	01/01/2037	44,901
1,132	5.000	03/01/2038	1,199
71,373	7.000	02/01/2039	80,320
3,059	5.000	06/01/2041	3,245
494,204	4.500	08/01/2048	510,624
497,988	4.500	09/01/2048	514,535

			1,378,459

FNMA – 12.6%
454	5.000	06/01/2023	468
39,923	5.500	09/01/2023	41,148
11,040	5.500	10/01/2023	11,385
2,341	4.500	07/01/2024	2,399
61,138	4.500	11/01/2024	62,745
26,396	4.500	12/01/2024	27,096
8,196	9.000	11/01/2025	8,971
32,163	7.000	08/01/2026	34,872
575	7.000	08/01/2027	596
3,158	7.000	09/01/2027	3,343
80	7.000	01/01/2028	87
46,734	6.000	02/01/2029	50,138
42,365	6.000	06/01/2029	45,562
15,740	8.000	10/01/2029	17,727
4,207	7.000	12/01/2029	4,653
1,200	8.500	04/01/2030	1,400
2,233	8.000	05/01/2030	2,311
93	8.500	06/01/2030	96
4,850	7.000	05/01/2032	5,416
36,295	7.000	06/01/2032	40,631
41,073	7.000	08/01/2032	46,071
6,773	8.000	08/01/2032	7,573
2,064	5.000	08/01/2033	2,184
563	5.500	09/01/2033	610
688	5.500	02/01/2034	746
132	5.500	04/01/2034	143
4,166	5.500	12/01/2034	4,524
22,328	5.000	04/01/2035	23,668
37,274	6.000	04/01/2035	40,816
839	5.500	09/01/2035	909
93,058	6.000	10/01/2035	102,097
175,555	6.000	09/01/2036	192,043
61	5.500	02/01/2037	66
63	5.500	04/01/2037	68
114,909	5.500	08/01/2037	124,430
183	5.500	03/01/2038	199
53	5.500	06/01/2038	57
114	5.500	07/01/2038	124
122	5.500	08/01/2038	133
99	5.500	09/01/2038	107
1,648	5.500	10/01/2038	1,791
38	5.500	12/01/2038	42
103,541	5.000	01/01/2039	109,822
42,065	7.000	03/01/2039	47,300
182,338	6.000	05/01/2039	198,840
9,670	4.500	08/01/2039	10,121
46,397	3.000	01/01/2043	44,809
183,936	3.000	03/01/2043	177,642
259,803	3.000	04/01/2043	250,927
191,267	3.000	05/01/2043	184,782
639,146	4.500	04/01/2045	668,731
73,274	4.500	05/01/2045	76,647
420,148	4.000	02/01/2048	426,368

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
	$557,583	4.000%	03/01/2048		$ 565,838
	977,311	4.500	06/01/2048		1,009,112
	45,651	4.000	07/01/2048		46,379

					4,726,763

GNMA – 15.0%
	1,666	7.000	10/15/2025		1,691
	6,365	7.000	11/15/2025		6,669
	972	7.000	02/15/2026		994
	3,886	7.000	04/15/2026		4,095
	2,883	7.000	03/15/2027		3,012
	20,364	7.000	11/15/2027		20,854
	253	7.000	01/15/2028		253
	14,975	7.000	02/15/2028		16,239
	1,671	7.000	03/15/2028		1,683
	930	7.000	04/15/2028		936
	176	7.000	05/15/2028		190
	2,841	7.000	06/15/2028		3,039
	6,474	7.000	07/15/2028		6,983
	10,637	7.000	09/15/2028		11,200
	2,075	7.000	11/15/2028		2,171
	1,768	7.500	11/15/2030		1,771
	120,336	6.000	08/20/2034		131,697
	115,358	5.000	06/15/2040		121,958
	563,214	4.000	08/20/2043		577,207
	282,182	4.000	08/20/2045		288,311
	275,176	4.000	10/20/2045		281,152
	4,000,000	4.500	TBA-30yr	(d)	4,133,438

					5,615,543

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,798,405)					$11,720,765

Collateralized Mortgage Obligations – 3.7%
Adjustable Rate Non-Agency(a)(b) – 2.8%
Alternative Loan Trust Series 2005-38, Class A1
	$94,354	3.345%	09/25/2035		$ 92,998
Harben Finance plc Series 2017-1X, Class A
GBP	85,775	1.605	08/20/2056		111,929
Lehman XS Trust Series 2005-7N, Class 1A1A
	$163,473	2.756	12/25/2035		164,386
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	137,419	1.654	11/15/2049		178,744
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	$203,322	2.695	12/25/2046		274,880
Ripon Mortgages plc Series 1X, Class A2
GBP	155,417	1.605	08/20/2056		202,752

					1,025,689

Sequential Fixed Rate – 0.9%
FNMA REMIC Series 2012-111, Class B
	$13,773	7.000	10/25/2042		15,396

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$37,305	7.000%	07/25/2042	$ 41,860
NCUA Guaranteed Notes Series A4
300,000	3.000	06/12/2019	300,739

			357,995

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,276,140)			$ 1,383,684

Commercial Mortgage-Backed Security(a)(b)(c) – 0.4%
Adjustable Rate Non-Agency – 0.4%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A
$150,000	2.988%	06/15/2035	$ 149,908
(Cost $150,000)

U.S. Government Agency Securities – 2.6%
FHLB
$100,000	3.375%	12/08/2023	$ 101,077
FNMA
400,000	1.875	09/24/2026	363,110
400,000	6.250	05/15/2029	503,860

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,019,921)			$ 968,047

Asset-Backed Securities(a) – 12.1%
Automobile – 0.3%
Ally Master Owner Trust Series 2018-1, Class A2
$100,000	2.700%	01/17/2023	$ 98,631

Collateralized Debt Obligations(b)(c) – 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
200,000	3.308	06/15/2028	200,501

Collateralized Loan Obligations(b)(c) – 5.2%
Acis CLO Ltd. Series 2013-1A, Class ACOM
136,576	3.560	04/18/2024	136,338
CBAM Ltd. Series 2018-5A, Class A
525,000	3.322	04/17/2031	520,592
Cutwater Ltd. Series 2014-1A, Class A1AR
550,000	3.589	07/15/2026	549,719
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
750,000	3.089	04/15/2029	743,041

			1,949,690

Home Equity(b) – 0.2%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
13,584	7.000	09/25/2037	13,692
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
62,184	7.000	09/25/2037	63,287

			76,979

Student Loans(b) – 5.9%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)
503,513	3.316	12/27/2044	507,110
AccessLex Institute Series 2005-2, Class A3
34,329	2.490	11/22/2024	34,296
Chase Education Loan Trust Series 2007-A, Class A3
18,915	2.456	12/28/2023	18,890

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loans(b) – (continued)
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
	$403,079	3.566%	07/26/2066	$ 410,926
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)
	550,000	3.566	03/25/2036	560,014
Nelnet Student Loan Trust Series 2006-2, Class A5
	134,345	2.435	01/25/2030	134,344
Northstar Education Finance, Inc. Series 2007-1, Class A1
	63,731	2.439	04/28/2030	63,469
Scholar Funding Trust Series 2010-A, Class A(c)
	118,096	3.089	10/28/2041	117,869
SLM Student Loan Trust Series 2003-7A, Class A5A(c)
	354,478	3.534	12/15/2033	359,282

				2,206,200

TOTAL ASSET-BACKED SECURITIES (Cost $4,508,632)				$ 4,532,001

Foreign Government Securities – 5.1%
Indonesia Government International Note(c)
	$230,000	4.750%	01/08/2026	$ 234,025
Israel Government AID Bond(e)
	400,000	5.500	09/18/2023	443,424
	200,000	5.500	12/04/2023	222,269
	100,000	5.500	04/26/2024	111,758
Kuwait International Government Bond
	500,000	3.500	03/20/2027	491,125
Spain Government Bond
EUR	180,000	0.350	07/30/2023	207,173
United Arab Emirates Government International Bond(c)
	$220,000	3.125	10/11/2027	208,175

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,970,770)				$ 1,917,949

Municipal Bonds – 1.1%
California – 0.4%
California State Various Purpose GO Bonds Series 2010
	$105,000	7.625%	03/01/2040	$ 152,896

Illinois – 0.4%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	100,000	7.350	07/01/2035	110,127
Illinois State GO Bonds Pension Funding Series 2003
	25,000	5.100	06/01/2033	23,994

				134,121

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	100,000	6.270	02/15/2050	121,412

TOTAL MUNICIPAL BONDS (Cost $333,221)				$ 408,429

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 17.8%
U.S. Treasury Bonds
$470,000	2.750%	11/15/2042	$ 434,967
410,000	3.125	02/15/2043	405,075
300,000	3.750	11/15/2043	328,516
190,000	3.625	02/15/2044	204,096
490,000	3.125	08/15/2044	483,817
100,000	3.000	11/15/2044	96,524
200,000	2.875	08/15/2045	188,314
1,420,000	2.875	11/15/2046	1,335,596
120,000	3.000	05/15/2047	115,602
1,880,000	2.750	11/15/2047	1,721,599
100,000	3.000	08/15/2048	96,257
U.S. Treasury Notes
200,000	3.000	09/30/2025	199,797
U.S. Treasury STRIPS Bonds(f)
1,800,000	0.000	02/15/2036	1,031,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,983,558)			$ 6,641,926

Shares	Distribution Rate	Value
Investment Company(g) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
662	2.060%	$ 662
(Cost $662)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – 2.0%
Commercial Paper – 2.0%
Bell Canada, Inc.
$250,000	2.683%	01/22/2019	$ 247,881
Keurig Dr Pepper, Inc.
250,000	2.479	11/09/2018	249,284
Southern Co. (The)
250,000	2.473	10/18/2018	249,660

TOTAL SHORT-TERM INVESTMENTS (Cost $746,952)			$ 746,825

TOTAL INVESTMENTS – 109.5% (Cost $41,455,844)			$40,945,945

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.5)%			(3,536,195)

NET ASSETS – 100.0%			$37,409,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2018.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,702,606, which represents approximately 17.9% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,133,438 which represents approximately 11.0% of net assets as of September 30, 2018.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $777,451, which represents 2.1% of net assets as of September 30, 2018.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	242,625	EUR	148,985	12/19/18	$1,338
	AUD	20,014	NZD	21,817	12/19/18	8
	AUD	621,417	USD	447,163	12/19/18	2,304
	CAD	38,031	EUR	25,013	12/19/18	256
	CAD	73,983	NOK	459,762	12/19/18	691
	CAD	258,925	USD	197,299	11/08/18	3,323
	CAD	220,605	USD	168,621	12/19/18	2,470
	EUR	164,326	CHF	184,274	12/19/18	2,861
	EUR	111,182	GBP	99,161	12/19/18	214
	EUR	74,001	JPY	9,657,827	12/19/18	944
	EUR	47,319	SEK	487,344	12/19/18	89
	EUR	97,983	USD	114,335	12/19/18	198
	GBP	43,235	EUR	47,997	12/19/18	467
	GBP	302,951	USD	387,347	11/01/18	8,061
	JPY	9,653,146	EUR	72,994	12/19/18	191
	NOK	486,118	CHF	55,986	12/19/18	2,447
	NOK	2,636,079	EUR	272,715	12/19/18	6,236
	NOK	487,008	SEK	522,216	12/19/18	871
	NOK	241,189	USD	28,995	12/19/18	743
	NZD	22,580	AUD	20,545	12/19/18	114
	NZD	576,809	USD	380,169	12/19/18	2,346
	SEK	4,668,151	EUR	446,823	12/19/18	6,676
	SEK	1,223,000	USD	134,992	11/23/18	3,219
	SEK	260,691	USD	29,017	12/19/18	523
	USD	121,207	AUD	163,475	10/25/18	3,022
	USD	69,988	AUD	96,120	12/19/18	465
	USD	1,081,607	EUR	921,789	11/21/18	7,034
	USD	491,819	EUR	417,456	12/19/18	3,851
	USD	146,235	GBP	110,943	12/19/18	1,071
	USD	88,594	JPY	9,828,196	10/24/18	1,952
	USD	134,948	JPY	15,040,718	12/19/18	1,705
	USD	24,172	NOK	195,736	12/19/18	39
	USD	99,975	NZD	149,613	12/19/18	760
	USD	46,164	SEK	406,142	12/19/18	142

TOTAL						$66,631

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	15,994	NZD	17,484	12/19/18	$(26)
	AUD	205,293	USD	152,213	10/25/18	(3,795)
	AUD	78,988	USD	57,225	12/19/18	(93)
	CAD	74,737	NZD	88,016	12/19/18	(406)
	CHF	166,512	EUR	147,059	12/19/18	(916)
	CHF	55,007	NOK	467,348	12/19/18	(1,138)
	CHF	28,118	USD	29,005	12/19/18	(132)
	EUR	98,014	GBP	87,916	12/19/18	(465)
	EUR	26,837	JPY	3,548,818	12/19/18	(68)
	EUR	186,978	NOK	1,792,651	12/19/18	(2,465)
	EUR	175,216	SEK	1,832,517	12/19/18	(2,839)
	EUR	790,563	USD	928,469	11/21/18	(6,871)
	EUR	217,872	USD	256,260	12/19/18	(1,588)
	GBP	158,010	USD	208,214	12/19/18	(1,464)
	JPY	16,036,743	EUR	121,997	12/19/18	(535)
	JPY	11,613,101	USD	104,684	10/24/18	(2,306)
	JPY	22,994,192	USD	206,233	12/19/18	(2,530)
	NOK	155,963	CAD	24,816	12/19/18	(17)
	NZD	215,026	USD	143,236	12/19/18	(640)
	USD	171,625	AUD	240,990	12/19/18	(2,682)
	USD	182,457	CAD	239,433	11/08/18	(3,063)
	USD	299,858	CAD	394,451	12/19/18	(6,058)
	USD	57,078	EUR	48,979	12/19/18	(174)
	USD	896,673	GBP	701,237	11/01/18	(18,571)
	USD	94,992	NOK	779,708	12/19/18	(1,141)
	USD	116,424	NZD	178,011	12/19/18	(1,627)
	USD	135,103	SEK	1,224,004	11/23/18	(3,222)
	USD	18,598	SEK	166,995	12/19/18	(325)

TOTAL						$(65,157)

FORWARD SALES CONTRACTS — At September 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

FNMA	4.000%	TBA-30yr	$1,000,000	11/13/18	$(1,008,359)
FNMA	4.500	TBA-30yr	1,000,000	10/11/18	(1,031,563)
GNMA	4.000	TBA-30yr	1,000,000	10/18/18	(1,016,719)

TOTAL (Proceeds Received: $3,059,492)					$(3,056,641)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canada 10 Year Bond	1	12/18/18	$102,675	$(1,445)
Short-Term Euro-BTP	2	12/06/18	253,689	2,566
U.S. Treasury 10 Year Note	12	12/19/18	1,425,375	(14,253)
U.S. Treasury 2 Year Note	25	12/31/18	5,268,359	(14,935)
U.S. Treasury 5 Year Note	39	12/31/18	4,386,586	(21,961)
U.S. Treasury Long Bond	11	12/19/18	1,545,500	(38,392)

Total				$(88,420)

Short position contracts:
3 Month Eurodollar	(4)	06/17/19	(970,100)	9,893
3 Month Eurodollar	(20)	12/16/19	(4,843,000)	16,087
3 Month Eurodollar	(6)	12/14/20	(1,452,525)	3,859
Euro-Bobl	(2)	12/06/18	(303,498)	2,191
Euro-Bund	(1)	12/06/18	(184,363)	2,155
Euro-OAT	(1)	12/06/18	(175,377)	1,703
Long Gilt	(1)	12/27/18	(157,633)	1,891
U.S. Treasury 10 Year Ultra Note	(4)	12/19/18	(504,000)	7,927
U.S. Treasury Ultra Bond	(22)	12/19/18	(3,394,188)	111,870

Total				$157,576

Total Futures Contracts				$69,156

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2018(a)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased(b):
iTraxx Europe Index	(1.000)%	0.591%	06/20/23	EUR	300	$(6,745)	$(6,304)	$(441)
iTraxx Europe Index	(1.000)	0.688	12/20/23		50	(938)	(923)	(15)
Protection Sold(c):
Markit CDX North America Investment Grade Index	1.000	0.545	06/20/23	USD	2,175	43,654	35,248	8,406
Markit CDX North America Investment Grade Index	1.000	0.595	12/20/23		80	1,554	1,532	22

TOTAL						$37,525	$29,553	$7,972

(a)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)	Payments made quarterly
(c)	Payments received quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%(b)	6 Month LIBOR	12/19/20	GBP	480	(a)	$(374)	$(778)	$404
6 Month NIBOR(b)	1.600%	12/19/20	NOK	3,810	(a)	(271)	(349)	78
3 Month EURIBOR(c)	(0.100)	01/16/21	EUR	2,360	(a)	(1,535)	559	(2,094)
3 Month NIBOR(c)	1.700	01/16/21	NOK	2,450	(a)	577	744	(167)
0.050(d)	3 Month STIBOR	01/16/21	SEK	19,040	(a)	3,121	(281)	3,402
3 Month EURIBOR(c)	0.243	08/10/21	EUR	2,890	(a)	(1,980)	20	(2,000)
6 Month EURIBOR(b)	0.350	12/16/21		1,410	(a)	1,709	(2,753)	4,462
0.500(d)	3 Month STIBOR	12/16/21	SEK	11,710	(a)	1,075	4,304	(3,229)
6 Month EURIBOR(b)	0.600	09/28/22	EUR	680	(a)	351	(17)	368
1.100(d)	1 Day SONIA	08/01/23	GBP	390		1,936	(688)	2,624
6 Month EURIBOR(b)	0.670	08/03/23	EUR	570	(a)	(139)	950	(1,089)
2.750(b)	6 Month BBR	12/19/23	AUD	720	(a)	(5,875)	(5,751)	(124)
2.500(b)	3 Month BA	12/19/23	CAD	270	(a)	2,393	1,124	1,269
6 Month EURIBOR(b)	0.750	12/19/23	EUR	2,090	(a)	35,846	43,511	(7,665)
1.500(b)	6 Month LIBOR	12/19/23	GBP	510	(a)	(583)	(3,180)	2,597
0.750(d)	3 Month STIBOR	12/19/23	SEK	12,930	(a)	(4,317)	(13,446)	9,129
3 Month LIBOR(c)	2.750	12/19/23	USD	500	(a)	(7,942)	(5,371)	(2,571)
2.000(d)	3 Month STIBOR	11/02/27	SEK	1,290	(a)	(1,317)	(176)	(1,141)
1.900(b)	6 Month LIBOR	08/03/28	GBP	150	(a)	(262)	(217)	(45)
6 Month LIBOR(b)	1.050	08/07/28	CHF	230	(a)	(146)	(217)	71
3 Month BA(b)	2.750	12/19/28	CAD	70	(a)	(477)	237	(714)
1.250(d)	3 Month STIBOR	12/19/28	SEK	780	(a)	582	(313)	895
1.750(b)	6 Month LIBOR	12/14/37	GBP	210	(a)	3,746	2,257	1,489
1.750(d)	6 Month EURIBOR	12/19/48	EUR	110	(a)	(6,314)	(6,211)	(103)
1.000(b)	6 Month LIBOR	12/19/48	JPY	5,770	(a)	(208)	(802)	594

TOTAL						$19,596	$13,156	$6,440

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2018.
(b)	Payments made semi-annually.
(c)	Payments made quarterly.
(d)	Payments made annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Automobiles & Components – 0.5%
1,933	Aptiv plc	$ 162,179
1,437	BorgWarner, Inc.	61,475
28,318	Ford Motor Co.	261,941
9,194	General Motors Co.	309,562
1,729	Goodyear Tire & Rubber Co. (The)	40,441
1,249	Harley-Davidson, Inc.	56,580

		892,178

Banks – 5.9%
68,120	Bank of America Corp.	2,006,815
5,712	BB&T Corp.	277,261
18,596	Citigroup, Inc.	1,334,077
3,599	Citizens Financial Group, Inc.	138,813
1,272	Comerica, Inc.	114,734
4,978	Fifth Third Bancorp	138,986
8,155	Huntington Bancshares, Inc.	121,673
24,646	JPMorgan Chase & Co.	2,781,055
7,852	KeyCorp	156,176
1,065	M&T Bank Corp.	175,235
2,617	People’s United Financial, Inc.	44,803
3,412	PNC Financial Services Group, Inc. (The)	464,680
8,070	Regions Financial Corp.	148,085
3,421	SunTrust Banks, Inc.	228,489
390	SVB Financial Group*	121,224
11,436	US Bancorp	603,935
32,002	Wells Fargo & Co.	1,682,025
1,442	ZB NA	72,316

		10,610,382

Capital Goods – 6.8%
4,325	3M Co.	911,321
666	Allegion plc	60,320
117	Altra Industrial Motion Corp.	4,841
1,657	AMETEK, Inc.	131,102
1,081	AO Smith Corp.	57,693
2,985	Arconic, Inc.	65,700
3,918	Boeing Co. (The)	1,457,104
4,350	Caterpillar, Inc.	663,331
1,118	Cummins, Inc.	163,306
2,361	Deere & Co.	354,929
1,098	Dover Corp.	97,206
3,220	Eaton Corp. plc	279,271
4,563	Emerson Electric Co.	349,435
2,093	Fastenal Co.	121,436
906	Flowserve Corp.	49,549
988	Fluor Corp.	57,403
2,217	Fortive Corp.	186,671
1,039	Fortune Brands Home & Security, Inc.	54,402
2,005	General Dynamics Corp.	410,464
63,168	General Electric Co.	713,167
877	Harris Corp.	148,397
5,441	Honeywell International, Inc.	905,382
319	Huntington Ingalls Industries, Inc.	81,689
2,209	Illinois Tool Works, Inc.	311,734
1,816	Ingersoll-Rand plc	185,777
903	Jacobs Engineering Group, Inc.	69,079
6,790	Johnson Controls International plc	237,650
581	L3 Technologies, Inc.	123,532
1,815	Lockheed Martin Corp.	627,917

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
2,210	Masco Corp.	$ 80,886
1,280	Northrop Grumman Corp.	406,234
2,566	PACCAR, Inc.	174,976
986	Parker-Hannifin Corp.	181,355
1,227	Pentair plc	53,190
1,029	Quanta Services, Inc.*	34,348
2,110	Raytheon Co.	436,053
919	Rockwell Automation, Inc.	172,331
1,189	Rockwell Collins, Inc.	167,019
763	Roper Technologies, Inc.	226,008
398	Snap-on, Inc.	73,073
1,131	Stanley Black & Decker, Inc.	165,624
1,832	Textron, Inc.	130,933
354	TransDigm Group, Inc.*	131,794
605	United Rentals, Inc.*	98,978
5,441	United Technologies Corp.	760,706
370	WW Grainger, Inc.	132,242
1,339	Xylem, Inc.	106,946

		12,412,504

Commercial & Professional Services – 0.7%
622	Cintas Corp.	123,038
1,509	Copart, Inc.*	77,759
901	Equifax, Inc.	117,644
2,597	IHS Markit Ltd.*	140,134
2,557	Nielsen Holdings plc	70,727
1,667	Republic Services, Inc.	121,124
917	Robert Half International, Inc.	64,538
718	Rollins, Inc.	43,575
647	Stericycle, Inc.*	37,966
1,117	Verisk Analytics, Inc.*	134,654
2,917	Waste Management, Inc.	263,580

		1,194,739

Consumer Durables & Apparel – 1.2%
2,535	DR Horton, Inc.	106,926
813	Garmin Ltd.	56,951
2,697	Hanesbrands, Inc.	49,706
815	Hasbro, Inc.	85,673
931	Leggett & Platt, Inc.	40,768
1,964	Lennar Corp. Class A	91,699
2,376	Mattel, Inc.*	37,303
1,057	Michael Kors Holdings Ltd.*	72,468
473	Mohawk Industries, Inc.*	82,940
3,655	Newell Brands, Inc.	74,196
9,339	NIKE, Inc. Class B	791,200
1,915	PulteGroup, Inc.	47,435
579	PVH Corp.	83,608
413	Ralph Lauren Corp.	56,808
2,140	Tapestry, Inc.	107,578
1,254	Under Armour, Inc. Class A*	26,610
1,232	Under Armour, Inc. Class C*	23,975
2,406	VF Corp.	224,841
464	Whirlpool Corp.	55,100

		2,115,785

Consumer Services – 1.7%
3,009	Carnival Corp.	191,884
176	Chipotle Mexican Grill, Inc.*	79,996
929	Darden Restaurants, Inc.	103,295
1,623	H&R Block, Inc.	41,792

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
2,036	Hilton Worldwide Holdings, Inc.	$ 164,468
2,145	Marriott International, Inc. Class A	283,204
5,745	McDonald’s Corp.	961,081
3,644	MGM Resorts International	101,704
1,409	Norwegian Cruise Line Holdings Ltd.*	80,919
1,262	Royal Caribbean Cruises Ltd.	163,984
10,132	Starbucks Corp.	575,903
612	Wynn Resorts Ltd.	77,761
2,382	Yum! Brands, Inc.	216,548

		3,042,539

Diversified Financials – 5.1%
380	Affiliated Managers Group, Inc.	51,954
5,231	American Express Co.	557,049
1,037	Ameriprise Financial, Inc.	153,123
6,746	Bank of New York Mellon Corp. (The)	343,979
14,279	Berkshire Hathaway, Inc. Class B*	3,057,277
905	BlackRock, Inc.	426,554
3,586	Capital One Financial Corp.	340,419
841	Cboe Global Markets, Inc.	80,702
8,722	Charles Schwab Corp. (The)	428,686
2,490	CME Group, Inc.	423,823
2,560	Discover Financial Services	195,712
1,975	E*TRADE Financial Corp.*	103,470
2,368	Franklin Resources, Inc.	72,011
2,552	Goldman Sachs Group, Inc. (The)(a)	572,260
4,256	Intercontinental Exchange, Inc.	318,732
3,083	Invesco Ltd.	70,539
2,127	Jefferies Financial Services, Inc.	46,709
1,213	Moody’s Corp.	202,814
9,978	Morgan Stanley	464,675
644	MSCI, Inc.	114,252
835	Nasdaq, Inc.	71,643
1,532	Northern Trust Corp.	156,463
924	Raymond James Financial, Inc.	85,054
1,831	S&P Global, Inc.	357,759
2,639	State Street Corp.	221,095
5,136	Synchrony Financial	159,627
1,764	T. Rowe Price Group, Inc.	192,594

		9,268,975

Energy – 5.9%
3,769	Anadarko Petroleum Corp.	254,068
1,005	Andeavor	154,267
2,762	Apache Corp.	131,665
3,018	Baker Hughes a GE Co.	102,099
3,422	Cabot Oil & Gas Corp.	77,063
13,942	Chevron Corp.	1,704,828
696	Cimarex Energy Co.	64,686
1,368	Concho Resources, Inc.*	208,962
8,575	ConocoPhillips	663,705
3,872	Devon Energy Corp.	154,648
4,225	EOG Resources, Inc.	538,983
1,888	EQT Corp.	83,506
30,905	Exxon Mobil Corp.	2,627,543
6,411	Halliburton Co.	259,838
800	Helmerich & Payne, Inc.	55,016
1,915	Hess Corp.	137,076
1,259	HollyFrontier Corp.	88,004
13,711	Kinder Morgan, Inc.	243,096

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
6,132	Marathon Oil Corp.	$ 142,753
3,338	Marathon Petroleum Corp.	266,940
2,775	National Oilwell Varco, Inc.	119,547
1,411	Newfield Exploration Co.*	40,679
3,593	Noble Energy, Inc.	112,066
5,586	Occidental Petroleum Corp.	459,002
2,965	ONEOK, Inc.	200,997
3,066	Phillips 66	345,600
1,239	Pioneer Natural Resources Co.	215,821
10,124	Schlumberger Ltd.	616,754
3,216	TechnipFMC plc	100,500
3,127	Valero Energy Corp.	355,696
8,745	Williams Cos., Inc. (The)	237,777

		10,763,185

Food & Staples Retailing – 1.4%
3,189	Costco Wholesale Corp.	749,032
5,905	Kroger Co. (The)	171,895
3,467	Sysco Corp.	253,958
6,239	Walgreens Boots Alliance, Inc.	454,823
10,589	Walmart, Inc.	994,413

		2,624,121

Food, Beverage & Tobacco – 3.7%
13,785	Altria Group, Inc.	831,373
4,079	Archer-Daniels-Midland Co.	205,051
1,236	Brown-Forman Corp. Class B	62,480
1,352	Campbell Soup Co.	49,524
27,888	Coca-Cola Co. (The)	1,288,147
2,855	Conagra Brands, Inc.	96,984
1,213	Constellation Brands, Inc. Class A	261,547
4,220	General Mills, Inc.	181,122
1,040	Hershey Co. (The)	106,080
1,987	Hormel Foods Corp.	78,288
818	JM Smucker Co. (The)	83,935
1,817	Kellogg Co.	127,226
4,382	Kraft Heinz Co. (The)	241,492
873	McCormick & Co., Inc. (Non-Voting)	115,018
1,400	Molson Coors Brewing Co. Class B	86,100
10,762	Mondelez International, Inc. Class A	462,336
3,014	Monster Beverage Corp.*	175,656
10,323	PepsiCo, Inc.	1,154,111
11,374	Philip Morris International, Inc.	927,436
2,228	Tyson Foods, Inc. Class A	132,633

		6,666,539

Health Care Equipment & Services – 6.7%
12,826	Abbott Laboratories	940,915
315	ABIOMED, Inc.*	141,671
2,377	Aetna, Inc.	482,175
535	Align Technology, Inc.*	209,303
1,168	AmerisourceBergen Corp.	107,713
1,852	Anthem, Inc.	507,541
3,605	Baxter International, Inc.	277,909
1,942	Becton Dickinson and Co.	506,862
10,008	Boston Scientific Corp.*	385,308
2,259	Cardinal Health, Inc.	121,986
1,500	Centene Corp.*	217,170
2,288	Cerner Corp.*	147,370
1,792	Cigna Corp.	373,184
366	Cooper Cos., Inc. (The)	101,437

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
7,425	CVS Health Corp.	$ 584,496
4,518	Danaher Corp.	490,926
1,007	DaVita, Inc.*	72,131
1,701	DENTSPLY SIRONA, Inc.	64,196
1,528	Edwards Lifesciences Corp.*	266,025
912	Envision Healthcare Corp.*	41,706
4,129	Express Scripts Holding Co.*	392,296
2,049	HCA Healthcare, Inc.	285,057
1,129	Henry Schein, Inc.*	95,999
2,080	Hologic, Inc.*	85,238
997	Humana, Inc.	337,504
639	IDEXX Laboratories, Inc.*	159,533
832	Intuitive Surgical, Inc.*	477,568
766	Laboratory Corp. of America Holdings*	133,039
1,489	McKesson Corp.	197,516
9,868	Medtronic plc	970,715
1,024	Quest Diagnostics, Inc.	110,500
1,068	ResMed, Inc.	123,183
2,365	Stryker Corp.	420,213
7,012	UnitedHealth Group, Inc.	1,865,473
616	Universal Health Services, Inc. Class B	78,749
653	Varian Medical Systems, Inc.*	73,090
360	WellCare Health Plans, Inc.*	115,376
1,463	Zimmer Biomet Holdings, Inc.	192,341

		12,153,414

Household & Personal Products – 1.5%
1,773	Church & Dwight Co., Inc.	105,263
940	Clorox Co. (The)	141,385
6,408	Colgate-Palmolive Co.	429,016
3,489	Coty, Inc. Class A	43,822
1,617	Estee Lauder Cos., Inc. (The) Class A	234,982
2,529	Kimberly-Clark Corp.	287,396
18,343	Procter & Gamble Co. (The)	1,526,688

		2,768,552

Insurance – 2.3%
5,641	Aflac, Inc.	265,522
2,571	Allstate Corp. (The)	253,758
6,603	American International Group, Inc.	351,544
1,798	Aon plc	276,497
1,356	Arthur J Gallagher & Co.	100,941
397	Assurant, Inc.	42,856
693	Brighthouse Financial, Inc.*	30,658
3,399	Chubb Ltd.	454,242
1,136	Cincinnati Financial Corp.	87,256
305	Everest Re Group Ltd.	69,683
2,620	Hartford Financial Services Group, Inc. (The)	130,895
1,630	Lincoln National Corp.	110,286
1,860	Loews Corp.	93,428
3,672	Marsh & McLennan Cos., Inc.	303,748
7,360	MetLife, Inc.	343,859
2,000	Principal Financial Group, Inc.	117,180
4,262	Progressive Corp. (The)	302,773
3,093	Prudential Financial, Inc.	313,383
747	Torchmark Corp.	64,757
1,969	Travelers Cos., Inc. (The)	255,399

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
1,673	Unum Group	$ 65,364
977	Willis Towers Watson plc	137,698

		4,171,727

Materials – 2.4%
1,585	Air Products & Chemicals, Inc.	264,774
822	Albemarle Corp.	82,019
631	Avery Dennison Corp.	68,369
2,588	Ball Corp.	113,846
1,681	CF Industries Holdings, Inc.	91,514
16,896	DowDuPont, Inc.	1,086,582
1,076	Eastman Chemical Co.	102,995
1,905	Ecolab, Inc.	298,666
985	FMC Corp.	85,872
9,637	Freeport-McMoRan, Inc.	134,147
556	International Flavors & Fragrances, Inc.	77,351
3,058	International Paper Co.	150,301
2,358	LyondellBasell Industries NV Class A	241,719
449	Martin Marietta Materials, Inc.	81,695
2,585	Mosaic Co. (The)	83,961
3,881	Newmont Mining Corp.	117,206
2,351	Nucor Corp.	149,171
705	Packaging Corp. of America	77,331
1,819	PPG Industries, Inc.	198,507
2,092	Praxair, Inc.	336,247
1,214	Sealed Air Corp.	48,742
604	Sherwin-Williams Co. (The)	274,947
974	Vulcan Materials Co.	108,309
1,834	WestRock Co.	98,009

		4,372,280

Media & Entertainment – 7.3%
5,591	Activision Blizzard, Inc.	465,115
2,180	Alphabet, Inc. Class A*	2,631,434
2,256	Alphabet, Inc. Class C*	2,692,468
2,538	CBS Corp. (Non-Voting) Class B	145,808
1,358	Charter Communications, Inc. Class A*	442,545
33,438	Comcast Corp. Class A	1,184,040
1,181	Discovery, Inc. Class A*	37,792
2,194	Discovery, Inc. Class C*	64,899
1,615	DISH Network Corp. Class A*	57,752
2,237	Electronic Arts, Inc.*	269,536
17,666	Facebook, Inc. Class A*	2,905,350
2,948	Interpublic Group of Cos., Inc. (The)	67,421
2,809	News Corp. Class A	37,051
1,017	News Corp. Class B	13,831
1,690	Omnicom Group, Inc.	114,954
832	Take-Two Interactive Software, Inc.*	114,808
7,719	Twenty-First Century Fox, Inc. Class A	357,621
3,229	Twenty-First Century Fox, Inc. Class B	147,953
4,816	Twitter, Inc.*	137,063
2,641	Viacom, Inc. Class B	89,160
10,825	Walt Disney Co. (The)	1,265,876

		13,242,477

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 8.2%
11,094	AbbVie, Inc.	$ 1,049,270
2,314	Agilent Technologies, Inc.	163,230
1,635	Alexion Pharmaceuticals, Inc.*	227,281
2,340	Allergan plc	445,723
4,747	Amgen, Inc.	984,006
1,477	Biogen, Inc.*	521,839
11,884	Bristol-Myers Squibb Co.	737,759
5,136	Celgene Corp.*	459,621
6,954	Eli Lilly & Co.	746,234
9,465	Gilead Sciences, Inc.	730,793
1,080	Illumina, Inc.*	396,425
1,335	Incyte Corp.*	92,222
1,097	IQVIA Holdings, Inc.*	142,325
19,580	Johnson & Johnson	2,705,369
19,594	Merck & Co., Inc.	1,389,998
186	Mettler-Toledo International, Inc.*	113,270
3,849	Mylan NV*	140,873
1,164	Nektar Therapeutics*	70,957
783	PerkinElmer, Inc.	76,162
944	Perrigo Co. plc	66,835
42,681	Pfizer, Inc.	1,880,952
568	Regeneron Pharmaceuticals, Inc.*	229,495
2,941	Thermo Fisher Scientific, Inc.	717,839
1,865	Vertex Pharmaceuticals, Inc.*	359,460
579	Waters Corp.*	112,720
3,547	Zoetis, Inc.	324,763

		14,885,421

Real Estate – 2.6%
743	Alexandria Real Estate Equities, Inc. (REIT)	93,462
3,244	American Tower Corp. (REIT)	471,353
1,113	Apartment Investment & Management Co. Class A (REIT)	49,117
1,017	AvalonBay Communities, Inc. (REIT)	184,229
1,134	Boston Properties, Inc. (REIT)	139,584
2,181	CBRE Group, Inc. Class A*	96,182
3,008	Crown Castle International Corp. (REIT)	334,881
1,507	Digital Realty Trust, Inc. (REIT)	169,507
2,616	Duke Realty Corp. (REIT)	74,216
583	Equinix, Inc. (REIT)	252,375
2,704	Equity Residential (REIT)	179,167
489	Essex Property Trust, Inc. (REIT)	120,641
931	Extra Space Storage, Inc. (REIT)	80,662
562	Federal Realty Investment Trust (REIT)	71,076
3,435	HCP, Inc. (REIT)	90,409
5,516	Host Hotels & Resorts, Inc. (REIT)	116,388
1,967	Iron Mountain, Inc. (REIT)	67,901
3,014	Kimco Realty Corp. (REIT)	50,454
813	Macerich Co. (The) (REIT)	44,951
862	Mid-America Apartment Communities, Inc. (REIT)	86,355
4,642	Prologis, Inc. (REIT)	314,681
1,101	Public Storage (REIT)	221,995
2,048	Realty Income Corp. (REIT)	116,511
1,036	Regency Centers Corp. (REIT)	66,998
860	SBA Communications Corp. (REIT)*	138,142
2,248	Simon Property Group, Inc. (REIT)	397,334
620	SL Green Realty Corp. (REIT)	60,469
1,934	UDR, Inc. (REIT)	78,192

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
2,558	Ventas, Inc. (REIT)	$ 139,104
1,238	Vornado Realty Trust (REIT)	90,374
2,678	Welltower, Inc. (REIT)	172,249
5,479	Weyerhaeuser Co. (REIT)	176,807

		4,745,766

Retailing – 7.6%
548	Advance Auto Parts, Inc.	92,245
3,000	Amazon.com, Inc.*	6,009,000
193	AutoZone, Inc.*	149,710
1,798	Best Buy Co., Inc.	142,689
352	Booking Holdings, Inc.*	698,368
1,278	CarMax, Inc.*	95,428
1,849	Dollar General Corp.	202,096
1,704	Dollar Tree, Inc.*	138,961
6,837	eBay, Inc.*	225,758
861	Expedia Group, Inc.	112,343
910	Foot Locker, Inc.	46,392
1,637	Gap, Inc. (The)	47,227
1,069	Genuine Parts Co.	106,259
8,416	Home Depot, Inc. (The)	1,743,374
1,267	Kohl’s Corp.	94,455
1,832	L Brands, Inc.	55,510
2,207	LKQ Corp.*	69,896
5,975	Lowe’s Cos., Inc.	686,050
2,233	Macy’s, Inc.	77,552
3,169	Netflix, Inc.*	1,185,618
849	Nordstrom, Inc.	50,779
600	O’Reilly Automotive, Inc.*	208,392
2,782	Ross Stores, Inc.	275,696
3,866	Target Corp.	341,020
764	Tiffany & Co.	98,533
4,558	TJX Cos., Inc. (The)	510,587
901	Tractor Supply Co.	81,883
829	TripAdvisor, Inc.*	42,337
427	Ulta Beauty, Inc.*	120,465

		13,708,623

Semiconductors & Semiconductor Equipment – 3.9%
5,969	Advanced Micro Devices, Inc.*	184,382
2,710	Analog Devices, Inc.	250,567
7,303	Applied Materials, Inc.	282,261
3,170	Broadcom, Inc.	782,134
33,997	Intel Corp.	1,607,718
1,155	KLA-Tencor Corp.	117,475
1,213	Lam Research Corp.	184,012
1,737	Microchip Technology, Inc.	137,067
8,459	Micron Technology, Inc.*	382,601
4,426	NVIDIA Corp.	1,243,794
945	Qorvo, Inc.*	72,661
10,280	QUALCOMM, Inc.	740,468
1,346	Skyworks Solutions, Inc.	122,096
7,130	Texas Instruments, Inc.	764,978
1,818	Xilinx, Inc.	145,749

		7,017,963

Software & Services – 10.8%
4,683	Accenture plc Class A	797,047
3,589	Adobe Systems, Inc.*	968,851
1,255	Akamai Technologies, Inc.*	91,803
344	Alliance Data Systems Corp.	81,239
612	ANSYS, Inc.*	114,248

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
1,584	Autodesk, Inc.*	$ 247,278
3,224	Automatic Data Processing, Inc.	485,728
850	Broadridge Financial Solutions, Inc.	112,157
2,291	CA, Inc.	101,148
2,071	Cadence Design Systems, Inc.*	93,858
958	Citrix Systems, Inc.*	106,491
4,240	Cognizant Technology Solutions Corp. Class A	327,116
2,060	DXC Technology Co.	192,651
2,427	Fidelity National Information Services, Inc.	264,713
3,013	Fiserv, Inc.*	248,211
642	FleetCor Technologies, Inc.*	146,273
649	Gartner, Inc.*	102,866
1,149	Global Payments, Inc.	146,383
6,698	International Business Machines Corp.	1,012,805
1,905	Intuit, Inc.	433,197
6,688	Mastercard, Inc. Class A	1,488,816
56,042	Microsoft Corp.	6,409,523
20,728	Oracle Corp.	1,068,736
2,364	Paychex, Inc.	174,109
8,693	PayPal Holdings, Inc.*	763,593
1,310	Red Hat, Inc.*	178,527
5,555	salesforce.com, Inc.*	883,412
4,408	Symantec Corp.	93,802
1,097	Synopsys, Inc.*	108,175
1,200	Total System Services, Inc.	118,488
802	VeriSign, Inc.*	128,416
13,034	Visa, Inc. Class A	1,956,273
3,541	Western Union Co. (The)	67,491

		19,513,424

Technology Hardware & Equipment – 6.2%
2,209	Amphenol Corp. Class A	207,690
33,592	Apple, Inc.	7,583,058
350	Arista Networks, Inc.*	93,051
33,523	Cisco Systems, Inc.	1,630,894
6,111	Corning, Inc.	215,718
440	F5 Networks, Inc.*	87,745
1,002	FLIR Systems, Inc.	61,593
11,220	Hewlett Packard Enterprise Co.	182,998
12,046	HP, Inc.	310,425
286	IPG Photonics Corp.*	44,636
2,510	Juniper Networks, Inc.	75,225
1,169	Motorola Solutions, Inc.	152,134
1,962	NetApp, Inc.	168,516
2,095	Seagate Technology plc	99,198
2,529	TE Connectivity Ltd.	222,375
2,142	Western Digital Corp.	125,393
1,569	Xerox Corp.	42,332

		11,302,981

Telecommunication Services – 2.0%
52,980	AT&T, Inc.	1,779,068
7,115	CenturyLink, Inc.	150,838
30,143	Verizon Communications, Inc.	1,609,335

		3,539,241

Shares	Description	Value
Common Stocks – (continued)
Transportation – 2.2%
861	Alaska Air Group, Inc.	$ 59,288
2,979	American Airlines Group, Inc.	123,122
1,002	CH Robinson Worldwide, Inc.	98,116
5,983	CSX Corp.	443,041
4,751	Delta Air Lines, Inc.	274,750
1,317	Expeditors International of Washington, Inc.	96,839
1,785	FedEx Corp.	429,810
620	JB Hunt Transport Services, Inc.	73,743
768	Kansas City Southern	86,999
2,082	Norfolk Southern Corp.	375,801
3,906	Southwest Airlines Co.	243,930
5,423	Union Pacific Corp.	883,027
1,717	United Continental Holdings, Inc.*	152,916
5,017	United Parcel Service, Inc. Class B	585,735

		3,927,117

Utilities – 2.8%
4,791	AES Corp.	67,074
1,695	Alliant Energy Corp.	72,156
1,790	Ameren Corp.	113,164
3,562	American Electric Power Co., Inc.	252,475
1,327	American Water Works Co., Inc.	116,736
3,080	CenterPoint Energy, Inc.	85,162
2,018	CMS Energy Corp.	98,882
2,246	Consolidated Edison, Inc.	171,123
4,786	Dominion Energy, Inc.	336,360
1,308	DTE Energy Co.	142,742
5,090	Duke Energy Corp.	407,302
2,419	Edison International	163,718
1,304	Entergy Corp.	105,794
2,027	Evergy, Inc.	111,323
2,354	Eversource Energy	144,630
6,984	Exelon Corp.	304,921
3,241	FirstEnergy Corp.	120,468
3,444	NextEra Energy, Inc.	577,214
2,594	NiSource, Inc.	64,642
2,197	NRG Energy, Inc.	82,168
3,741	PG&E Corp.*	172,123
791	Pinnacle West Capital Corp.	62,631
5,074	PPL Corp.	148,465
3,729	Public Service Enterprise Group, Inc.	196,854
993	SCANA Corp.	38,618
1,890	Sempra Energy	214,987
7,456	Southern Co. (The)	325,082
2,341	WEC Energy Group, Inc.	156,285
3,704	Xcel Energy, Inc.	174,866

		5,027,965

TOTAL COMMON STOCKS (Cost $62,313,609)		$179,967,898

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(b) – 0.0%
U.S. Treasury Obligation – 0.0%
U.S. Treasury Bills
$ 75,000	2.086%	12/06/2018	$ 74,707
(Cost $74,716)

TOTAL INVESTMENTS – 99.4% (Cost $62,388,325)			$180,042,605

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,062,298

NET ASSETS – 100.0%			$181,104,903

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $74,707, which represents 0.0% of net assets as of September 30, 2018.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	10	12/21/18	$1,459,500	$6,430

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 25.1%
189,944	iShares Core S&P 500 ETF	$ 55,602,307
192,062	Vanguard S&P 500 ETF	51,290,157

TOTAL EXCHANGE TRADED FUNDS (Cost $75,147,691)		$106,892,464

Shares	Distribution Rate	Value
Investment Companies(a) – 54.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
128,309,445	2.060%	$128,309,445
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
52,179,797	2.075	52,179,797
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
52,179,797	1.951	52,179,797

TOTAL INVESTMENT COMPANIES (Cost $232,669,039)		$232,669,039

TOTAL INVESTMENTS – 79.6% (Cost $307,816,730)		$339,561,503

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.4%		87,194,514

NET ASSETS – 100.0%		$426,756,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	886	12/21/18	$34,841,740	$329,529
Euro-Bund	39	12/06/18	7,190,162	(84,627)
FTSE 100 Index	292	12/21/18	28,493,079	845,945
Japan 10 Year Bond	16	12/13/18	21,135,716	(29,953)
Russell 2000 E-Mini Index	168	12/21/18	14,286,720	(235,502)
S&P 500 E-Mini Index	731	12/21/18	106,689,450	830,990
TOPIX Index	187	12/13/18	29,913,087	2,230,003

Total Futures Contracts				$3,886,385

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 22.9%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$1,000,000	2.151	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,700,000	2.256	(a)	09/30/19	1,699,915
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
250,000	2.071	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
1,300,000	2.257		11/20/19	1,299,956
650,000	2.257		11/29/19	650,000
650,000	2.262		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
800,000	2.267		10/18/19	799,975
650,000	2.267		12/26/19	649,968
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
800,000	2.282		02/19/19	799,975
800,000	2.277		07/05/19	799,988
Federal Farm Credit Bank (Prime Rate - 2.88%)
1,000,000	2.370	(a)	05/07/20	999,873
Federal Farm Credit Bank (Prime Rate - 2.90%)
600,000	2.350	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
200,000	2.290	(a)	03/13/20	199,783
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	2.170		06/27/19	249,991
1,600,000	2.170		07/17/19	1,599,873
Federal Farm Credit Bank (Prime Rate - 3.12%)
1,000,000	2.130	(a)	01/24/19	999,965
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
6,000,000	2.071	(a)	10/07/19	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
13,000,000	2.088	(a)	03/19/19	13,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
1,200,000	2.044	(a)	01/14/19	1,200,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
5,700,000	2.070	(a)	04/18/19	5,700,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.11%)(a)
9,500,000	2.106		01/25/19	9,499,724
11,000,000	2.102		02/22/19	10,999,874
Federal Home Loan Bank (1 Mo. LIBOR - 0.12%)(a)
2,500,000	2.067		11/21/18	2,500,036
1,700,000	2.097		01/22/19	1,699,940
Federal Home Loan Bank (1 Mo. LIBOR - 0.13%)
5,000,000	2.040	(a)	11/20/18	5,000,025
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
8,000,000	2.028	(a)	10/19/18	8,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.31%)(a)
6,200,000	2.024		03/12/19	6,200,000
3,500,000	2.024		03/13/19	3,500,000
1,400,000	2.056		03/22/19	1,400,000
750,000	2.063		03/25/19	750,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.32%)(a)
2,900,000	2.033		03/21/19	2,900,000
5,900,000	2.053		03/25/19	5,900,000
6,000,000	2.061		03/27/19	6,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.33%)(a)
4,500,000	2.009		01/07/19	4,500,000
5,000,000	2.003		01/11/19	5,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
$10,700,000	2.293	%(a)	01/30/20	$ 10,702,140
Federal National Mortgage Association (SOFR + 0.08%)
6,000,000	2.330	(a)	01/30/19	6,000,000
Federal National Mortgage Association (SOFR + 0.12%)
6,000,000	2.370	(a)	07/30/19	6,000,000
Federal National Mortgage Association (SOFR + 0.16%)
750,000	2.410	(a)	01/30/20	750,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)
4,439,062	2.200	(a)	10/07/18	4,439,062

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$140,890,063

U.S. Treasury Obligations - 26.6%
United States Treasury Bills
$7,300,000	2.136%		01/03/19	$ 7,260,258
200,000	2.139		01/03/19	198,909
700,000	2.146		01/03/19	696,162
1,100,000	2.151		01/03/19	1,093,954
200,000	2.156		01/03/19	198,898
700,000	2.157		01/03/19	696,143
1,172,000	2.168		01/03/19	1,165,512
400,000	2.173		01/03/19	397,781
1,600,000	2.178		01/24/19	1,589,139
30,378,900	2.235		02/14/19	30,128,713
19,100,000	2.240		02/21/19	18,934,225
800,000	2.269		02/21/19	792,961
100,000	2.329		02/21/19	99,096
9,700,000	2.266		02/28/19	9,610,679
400,000	2.300		02/28/19	396,258
1,600,000	2.335		02/28/19	1,584,800
2,000,000	2.345		02/28/19	1,980,917
31,000,000	2.380		03/28/19	30,644,395
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
10,000,000	2.235	(a)	07/31/20	9,998,658
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
46,000,000	2.240	(a)	10/31/19	46,004,878

TOTAL U.S. TREASURY OBLIGATIONS				$163,472,336

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$304,362,399

Repurchase Agreements(b) – 48.3%
BNP Paribas
$6,500,000	2.200	%(c)	10/07/18	$ 6,500,000
Maturity Value: $6,524,231
Settlement Date: 09/27/18

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 0.875%, due 02/15/47 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/22. The aggregate market value of the collateral, including accrued interest, was $6,630,048.

6,500,000	2.210	(c)	10/07/18	6,500,000
Maturity Value: $6,533,518
Settlement Date: 09/27/18

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/11/18, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 3.625%, due 04/15/28 to 02/15/40, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.750% to 3.625%, due 11/30/18 to 05/31/22. The aggregate market value of the collateral, including accrued interest, was $6,629,999.

8,500,000	2.210	(c)	10/07/18	8,500,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)

Maturity Value: $8,531,830
Settlement Date: 09/27/18

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 11/01/18 to 10/01/47, Federal National Mortgage Association, 4.000% to 5.000%, due 02/01/32 to 12/01/47 and Government National Mortgage Association, 4.000% to 4.500%, due 02/15/40 to 07/20/48. The aggregate market value of the collateral, including accrued interest, was $8,755,001.

$8,500,000	2.220	%(c)	10/07/18	$ 8,500,000
Maturity Value: $8,544,030
Settlement Date: 09/27/18

Collateralized by Federal Farm Credit Bank, 3.540%, due 01/25/38, Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 01/01/29 to 10/01/47, Federal National Mortgage Association, 0.000% to 6.000%, due 10/09/19 to 04/01/44, Government National Mortgage Association, 3.000%, due 10/20/46, a U.S. Treasury Bond, 8.125%, due 08/15/19 and U.S. Treasury Notes, 1.625% to 2.625%, due 03/31/19 to 11/15/22. The aggregate market value of the collateral, including accrued interest, was $8,714,638.

Joint Repurchase Agreement Account III
267,000,000	2.274		10/01/18	267,000,000
Maturity Value: $267,050,601

TOTAL REPURCHASE AGREEMENTS				$297,000,000

TOTAL INVESTMENTS – 97.8%				$601,362,399

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%				13,435,724

NET ASSETS – 100.0%				$614,798,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2018.

(b)	Unless noted, all repurchase agreements were entered into on September 28, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Automobiles & Components – 0.5%
4,636	Aptiv plc	$ 388,960

Banks – 1.4%
12,169	First Republic Bank	1,168,224

Capital Goods – 10.1%
8,876	Fortive Corp.(a)	747,359
5,194	Harris Corp.	878,877
6,950	HEICO Corp.	643,639
3,593	HEICO Corp. Class A	271,272
4,179	IDEX Corp.	629,608
7,471	John Bean Technologies Corp.	891,290
5,321	L3 Technologies, Inc.	1,131,351
4,428	Roper Technologies, Inc.	1,311,618
14,625	Sensata Technologies Holding plc*	724,669
14,086	Welbilt, Inc.*	294,116
7,938	Xylem, Inc.	634,008

		8,157,807

Commercial & Professional Services – 2.0%
3,879	Cintas Corp.	767,305
6,824	Verisk Analytics, Inc.*	822,633

		1,589,938

Consumer Durables & Apparel – 3.3%
7,469	Carter’s, Inc.(a)	736,443
4,159	Lululemon Athletica, Inc.*	675,796
8,529	PVH Corp.	1,231,588

		2,643,827

Consumer Services – 7.6%
14,022	Bright Horizons Family Solutions, Inc.*	1,652,352
1,315	Chipotle Mexican Grill, Inc.*	597,694
15,892	Choice Hotels International, Inc.	1,323,804
1,461	Domino’s Pizza, Inc.	430,703
23,836	Dunkin’ Brands Group, Inc.	1,757,190
5,039	Hilton Worldwide Holdings, Inc.	407,050

		6,168,793

Diversified Financials – 5.7%
7,208	Cboe Global Markets, Inc.	691,680
17,790	Lazard Ltd. Class A	856,233
2,383	Moody’s Corp.	398,437
8,470	MSCI, Inc.	1,502,663
11,301	Northern Trust Corp.	1,154,171

		4,603,184

Energy – 2.1%
6,553	Cheniere Energy, Inc.*	455,368
3,130	Concho Resources, Inc.*	478,107
2,178	Diamondback Energy, Inc.	294,444
21,400	WPX Energy, Inc.*	430,568

		1,658,487

Food, Beverage & Tobacco – 4.5%
19,238	Brown-Forman Corp. Class B	972,481
11,222	McCormick & Co., Inc. (Non-Voting)	1,478,499

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
19,680	Monster Beverage Corp.*	$ 1,146,950

		3,597,930

Health Care Equipment & Services – 7.7%
872	ABIOMED, Inc.*	392,182
2,489	Align Technology, Inc.*	973,747
1,693	Cooper Cos., Inc. (The)	469,215
5,544	Edwards Lifesciences Corp.*	965,210
6,095	IDEXX Laboratories, Inc.*	1,521,678
4,618	Teleflex, Inc.	1,228,804
5,088	West Pharmaceutical Services, Inc.	628,215

		6,179,051

Materials – 2.6%
11,015	Ashland Global Holdings, Inc.	923,718
10,632	Avery Dennison Corp.	1,151,977

		2,075,695

Media & Entertainment – 2.0%
3,005	IAC/InterActiveCorp*	651,244
2,639	Spotify Technology SA*	477,210
16,513	Twitter, Inc.*	469,960

		1,598,414

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
22,133	Agilent Technologies, Inc.	1,561,262
3,560	Agios Pharmaceuticals, Inc.*	274,547
10,492	Alkermes plc*	445,280
4,184	BioMarin Pharmaceutical, Inc.*	405,722
923	Bluebird Bio, Inc.*	134,758
6,741	Elanco Animal Health, Inc.*	235,194
14,896	Exelixis, Inc.*	263,957
4,408	Illumina, Inc.*	1,618,000
2,482	Incyte Corp.*	171,457
1,274	Mettler-Toledo International, Inc.*	775,841
3,579	Neurocrine Biosciences, Inc.*	440,038
6,669	PRA Health Sciences, Inc.*	734,857
1,300	Sarepta Therapeutics, Inc.*	209,963
2,610	Seattle Genetics, Inc.*	201,283
9,798	Zoetis, Inc.	897,105

		8,369,264

Real Estate Investment Trusts – 2.1%
4,306	Equity LifeStyle Properties, Inc.	415,314
7,920	SBA Communications Corp.*	1,272,189

		1,687,503

Retailing – 7.0%
14,695	Dollar General Corp.	1,606,164
4,030	Dollar Tree, Inc.*	328,647
5,849	Farfetch Ltd. Class A*	159,268
8,173	Five Below, Inc.*	1,062,980
18,522	Ross Stores, Inc.	1,835,530
4,897	Tiffany & Co.	631,566

		5,624,155

Semiconductors & Semiconductor Equipment – 3.6%
23,168	Advanced Micro Devices, Inc.*	715,659
6,293	Analog Devices, Inc.	581,851

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
44,173	Marvell Technology Group Ltd.	$ 852,539
13,821	Maxim Integrated Products, Inc.	779,366

		2,929,415

Software & Services – 21.9%
4,249	Autodesk, Inc.*	663,311
34,089	Black Knight, Inc.*	1,770,924
8,851	Citrix Systems, Inc.*	983,877
15,521	Fidelity National Information Services, Inc.	1,692,875
25,136	Fiserv, Inc.*	2,070,704
15,814	Global Payments, Inc.	2,014,704
18,816	GoDaddy, Inc. Class A*	1,569,066
6,601	Intuit, Inc.	1,501,067
6,499	PTC, Inc.*	690,129
7,186	Red Hat, Inc.*	979,308
5,050	ServiceNow, Inc.*	987,932
4,894	Splunk, Inc.*	591,734
7,403	Square, Inc. Class A*	732,971
14,596	Total System Services, Inc.	1,441,209

		17,689,811

Technology Hardware & Equipment – 2.8%
24,383	Amphenol Corp. Class A	2,292,490

Transportation – 0.8%
4,054	Old Dominion Freight Line, Inc.	653,748

TOTAL COMMON STOCKS (Cost $53,800,413)		$79,076,696

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,556	2.060%	$ 21,556
(Cost $21,556)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $53,821,969)		$79,098,252

Securities Lending Reinvestment Vehicle(b) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
782,325	2.060%	$ 782,325
(Cost $782,325)

TOTAL INVESTMENTS – 99.1% (Cost $54,604,294)		$79,880,577

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		752,831

NET ASSETS – 100.0%		$80,633,408

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 4.2%
Adjustable Rate FHLMC(a) – 1.5%
$136,007	4.169%	05/01/2035	$ 142,640
70,897	4.429	09/01/2035	74,714
107,543	4.513	12/01/2036	112,534
253,421	4.305	04/01/2037	267,769
244,409	3.792	01/01/2038	252,690
317,061	4.183	01/01/2038	330,990

			1,181,337

Adjustable Rate FNMA(a) – 1.7%
40,237	4.012	05/01/2033	41,451
74,947	4.208	05/01/2035	77,796
352,025	4.060	06/01/2035	367,884
564,669	3.749	11/01/2035	591,788
61,062	3.561	12/01/2035	63,860
215,987	3.847	03/01/2037	228,903

			1,371,682

Adjustable Rate GNMA(a) – 0.3%
213,096	3.625	04/20/2033	217,947

Agency Multi-Family – 0.7%
FNMA
54,789	3.416	10/01/2020	55,148
63,566	3.619	12/01/2020	64,270
270,003	3.771	12/01/2020	273,687
115,298	4.381	06/01/2021	118,717

			511,822

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,316,813)			$ 3,282,788

Collateralized Mortgage Obligations(a) – 31.6%
Adjustable Rate Non-Agency(b) – 0.3%
Holmes Master Issuer plc Series 2018-1A, Class A2
$200,000	2.699%	10/15/2054	$ 200,019

Agency Multi-Family – 5.9%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KP04, Class AG1(c)
1,350,000	2.334	07/25/2020	1,351,342
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
67,528	2.454	01/25/2021	67,533
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
919,120	2.494	08/25/2023	919,119
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A(c)
1,076,962	2.484	05/25/2024	1,076,961
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF42, Class A(c)
399,912	2.364	12/25/2024	401,076
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL(c)
830,390	2.464	08/25/2025	833,840

			4,649,871

Regular Floater – 25.4%
FHLMC REMIC Series 3049, Class FP
185,420	2.508	10/15/2035	185,887

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3208, Class FB(c)
$112,490	2.558%	08/15/2036	$ 112,767
FHLMC REMIC Series 3208, Class FD(c)
167,610	2.558	08/15/2036	168,576
FHLMC REMIC Series 3208, Class FG(c)
674,938	2.558	08/15/2036	678,828
FHLMC REMIC Series 3307, Class FT
1,045,247	2.398	07/15/2034	1,045,469
FHLMC REMIC Series 3311, Class KF(c)
1,882,839	2.498	05/15/2037	1,886,527
FHLMC REMIC Series 3371, Class FA(c)
420,640	2.758	09/15/2037	426,202
FHLMC REMIC Series 4174, Class FB(c)
808,075	2.458	05/15/2039	808,298
FHLMC REMIC Series 4320, Class FD
381,542	2.558	07/15/2039	383,387
FHLMC REMIC Series 4477, Class FG
548,872	2.392	10/15/2040	548,008
FHLMC REMIC Series 4508, Class CF(c)
365,602	2.558	09/15/2045	367,783
FHLMC REMIC Series 4631, Class GF
2,293,470	2.658	11/15/2046	2,315,078
FHLMC REMIC Series 4637, Class QF(c)
1,904,925	3.104	04/15/2044	1,906,599
FNMA REMIC Series 2006-82, Class F
185,658	2.786	09/25/2036	187,496
FNMA REMIC Series 2006-96, Class FA
567,883	2.516	10/25/2036	568,560
FNMA REMIC Series 2007-33, Class HF
98,473	2.566	04/25/2037	98,751
FNMA REMIC Series 2007-36, Class F
162,050	2.446	04/25/2037	161,788
FNMA REMIC Series 2007-85, Class FC
455,216	2.756	09/25/2037	460,056
FNMA REMIC Series 2008-8, Class FB
400,201	3.036	02/25/2038	404,934
FNMA REMIC Series 2011-63, Class FG
391,295	2.666	07/25/2041	393,670
FNMA REMIC Series 2012-35, Class QF
1,199,838	2.616	04/25/2042	1,205,761
FNMA REMIC Series 2016-1, Class FT
1,161,253	2.566	02/25/2046	1,164,361
FNMA REMIC Series 2017-45, Class FA
727,197	2.401	06/25/2047	728,181
FNMA REMIC Series 2017-96, Class FC
1,297,485	2.616	12/25/2057	1,303,990
GNMA REMIC Series 2005-48, Class AF
574,574	2.365	06/20/2035	573,185
GNMA REMIC Series 2012-98, Class FA
528,502	2.565	08/20/2042	531,406
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(c)
129,130	2.530	10/07/2020	129,205
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(c)
311,021	2.590	11/05/2020	311,325
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
1,020,497	2.571	01/08/2020	1,020,895

			20,076,973

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,862,955)			$24,926,863

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgage-Backed Security(a) – 0.6%
Agency Multi-Family – 0.6%
FNMA ACES REMIC Series 2017-M13, Class FA
$454,734	2.469%	10/25/2024	$ 453,930
(Cost $454,237)

U.S. Government Agency Security(a) – 2.5%
FNMA
$2,000,000	(SOFR + 0.16%), 2.320%	01/30/2020	$ 2,001,352
(Cost $2,000,000)

Asset-Backed Securities – 42.3%
Automobile – 8.5%
Ally Master Owner Trust Series 2017-3, Class A1(a)(c)
$1,350,000	2.588%	06/15/2022	$ 1,352,851
Ally Master Owner Trust Series 2018-1, Class A2(c)
800,000	2.700	01/17/2023	789,046
Chesapeake Funding II LLC Series 2016-2A, Class A2(a)(b)(c)
239,722	3.158	06/15/2028	240,503
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(b)(c)
439,300	2.498	08/15/2029	439,671
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2(a)
1,210,000	2.728	01/15/2022	1,216,121
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(b)(c)
900,000	2.588	07/15/2022	902,167
Mercedes-Benz Master Owner Trust Series 2018-AA, Class A(a)(b)(c)
1,500,000	2.418	05/16/2022	1,500,450
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)(c)
300,000	2.478	10/17/2022	300,497

			6,741,306

Collateralized Loan Obligations(a)(b)(c) – 6.5%
BlueMountain CLO Ltd. Series 2014-2A, Class AR
350,000	3.278	07/20/2026	349,995
Bowman Park CLO Ltd. Series 2014-1A, Class AR
250,000	3.490	11/23/2025	250,084
CBAM Ltd. Series 2018-5A, Class A
1,100,000	3.322	04/17/2031	1,090,763
Cutwater Ltd. Series 2014-1A, Class A1AR
350,000	3.589	07/15/2026	349,822
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
265,311	3.463	04/18/2026	265,176
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	3.089	04/15/2029	1,089,794
Parallel Ltd. Series 2015-1A, Class AR
300,000	3.197	07/20/2027	298,309
Sound Point CLO XI Ltd. Series 2016-1A, Class A
700,000	3.998	07/20/2028	700,375
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
300,000	3.519	07/15/2026	300,035
WhiteHorse IX Ltd. Series 2014-9A, Class AR
398,928	3.496	07/17/2026	398,971

			5,093,324

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Credit Card(a) – 9.2%
BA Credit Card Trust Series 2014-A1, Class A
$1,000,000	2.538%	06/15/2021	$1,000,991
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1(c)
300,000	2.608	02/15/2022	300,618
CARDS II Trust Series 2017-1A, Class A(b)
300,000	2.528	04/18/2022	300,266
CARDS II Trust Series 2018-1A, Class A(b)(c)
2,200,000	2.508	04/17/2023	2,198,900
Chase Issuance Trust Series 2013-A9, Class A(c)
2,000,000	2.578	11/15/2020	2,000,769
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(c)
1,400,000	2.832	04/22/2026	1,413,628

			7,215,172

Student Loans(a) – 18.1%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
441,880	3.016	12/26/2044	442,443
Access Group, Inc. Series 2015-1, Class A(b)(c)
181,914	2.916	07/25/2056	181,558
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(c)
428,710	3.016	02/25/2041	429,958
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(c)
1,014,480	3.111	02/25/2030	1,015,599
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(c)
235,129	3.566	07/26/2066	239,707
ECMC Group Student Loan Trust Series 2018-1A, Class A(b)(c)
711,321	2.966	02/27/2068	711,448
Edsouth Indenture No. 1 LLC Series 2010-1, Class A1(b)(c)
364,450	3.185	07/25/2023	364,834
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(b)(c)
134,365	2.786	02/26/2029	133,361
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c)
234,795	2.916	02/25/2039	234,372
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
181,759	3.016	06/25/2026	181,828
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(b)
500,000	3.016	04/26/2032	496,424
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
441,623	2.985	04/25/2035	440,554
Educational Funding of the South, Inc. Series 2012-1, Class A
304,467	3.266	03/25/2036	306,038
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)(c)
143,595	3.216	02/25/2025	143,713
GCO Education Loan Funding Trust Series 2006-1, Class A8L
49,755	2.441	05/25/2025	49,703
Goal Capital Funding Trust Series 2006-1, Class A4(c)
132,520	2.461	11/27/2028	132,435
Higher Education Funding I Series 2014-1, Class A(b)(c)
272,737	3.361	05/25/2034	274,445
Illinois Student Assistance Commission Series 2010-1, Class A3
200,000	3.235	07/25/2045	201,253
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1(c)
627,574	2.710	09/01/2028	622,816

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
$583,493	2.860%	12/01/2031	$ 581,508
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(c)
626,995	3.165	05/20/2030	630,249
Navient Student Loan Trust Series 2016-2A, Class A1(b)(c)
10,627	2.966	06/25/2065	10,630
Navient Student Loan Trust Series 2016-5A, Class A(b)(c)
1,057,225	3.466	06/25/2065	1,082,939
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
232,252	3.366	03/25/2066	235,935
Nelnet Student Loan Trust Series 2006-1, Class A5(c)
755,552	2.420	08/23/2027	754,255
Nelnet Student Loan Trust Series 2006-2, Class A5(c)
174,648	2.435	01/25/2030	174,647
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(c)
81,604	2.846	01/25/2037	81,479
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(c)
200,000	3.185	10/25/2037	201,801
North Carolina State Education Assistance Authority Series 2010-1, Class A1(c)
104,627	3.235	07/25/2041	104,834
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(c)
126,755	3.287	07/01/2024	126,981
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(c)
505,521	2.475	10/25/2035	497,539
Scholar Funding Trust Series 2010-A, Class A(b)(c)
242,752	3.089	10/28/2041	242,287
Scholar Funding Trust Series 2011-A, Class A(b)(c)
205,413	3.239	10/28/2043	206,208
SLM Student Loan Trust Series 2003-14, Class A5(c)
3,508	2.565	01/25/2023	3,508
SLM Student Loan Trust Series 2005-5, Class A4(c)
1,068,923	2.475	10/25/2028	1,065,913
SLM Student Loan Trust Series 2005-9, Class A6(c)
124,756	2.885	10/26/2026	124,814
SLM Student Loan Trust Series 2007-1, Class A5(c)
591,922	2.425	01/26/2026	589,468
SLM Student Loan Trust Series 2008-5, Class A4(c)
130,014	4.035	07/25/2023	133,361
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
90,765	3.187	10/01/2024	91,347
Utah State Board of Regents Series 2015-1, Class A(c)
348,124	2.816	02/25/2043	346,784
Utah State Board of Regents Series 2016-1, Class A
398,568	2.966	09/25/2056	398,203
Wachovia Student Loan Trust Series 2005-1, Class A5(c)
17,577	2.465	01/26/2026	17,565

			14,304,744

TOTAL ASSET-BACKED SECURITIES (Cost $33,280,554)			$33,354,546

Principal Amount	Interest Rate	Maturity Date	Value
Supranational(a) – 1.3%
International Bank for Reconstruction & Development
$1,000,000	(SOFR + 0.22%), 2.380%	08/21/2020	$ 1,000,180
(Cost $1,000,000)

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017
$97,404	(1 Mo. LIBOR + 0.50%), 0.000%	01/25/2033	$ 98,093
(Cost $97,403)

U.S. Treasury Obligations(a) – 4.8%
U.S. Treasury Notes
$1,500,000	(3 Mo. U.S. T-Bill MMY + 0.03%), 2.225%	04/30/2020	$ 1,500,171
2,300,000	(3 Mo. U.S. T-Bill MMY + 0.04%), 2.235	07/31/2020	2,300,358

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,799,804)			$ 3,800,529

Shares	Distribution Rate		Value
Investment Company(d) – 6.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,347,403	2.060%		$ 5,347,403
(Cost $5,347,403)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – 4.6%
Commercial Paper – 4.6%
AT&T, Inc.
$652,000	2.694%	10/05/2018	$ 651,700
250,000	2.696	10/09/2018	249,817
Bell Canada, Inc.
250,000	2.683	01/22/2019	247,880
Marriott International, Inc.
500,000	2.408	10/17/2018	499,355
Mondelez International, Inc.
350,000	2.620	10/01/2018	349,931
Schlumberger Holdings Corp.(e)
800,000	0.000	10/04/2018	799,676
VW Credit, Inc.
250,000	2.577	01/07/2019	248,159
250,000	2.577	01/08/2019	248,140
300,000	2.820	03/20/2019	296,012

TOTAL SHORT-TERM INVESTMENTS (Cost $3,591,454)			$ 3,590,670

TOTAL INVESTMENTS – 98.8% (Cost $77,750,623)			$77,856,354

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			922,255

NET ASSETS – 100.0%			$78,778,609

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2018.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,237,004, which represents approximately 20.6% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated Issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	3	12/19/18	$356,344	$(3,608)
U.S. Treasury 10 Year Ultra Note	1	12/19/18	126,000	(2,209)
U.S. Treasury Ultra Bond	3	12/19/18	462,844	(14,705)

Total				$(20,522)

Short position contracts:
U.S. Treasury 2 Year Note	(6)	12/31/18	(1,264,406)	3,236
U.S. Treasury 5 Year Note	(15)	12/31/18	(1,687,149)	11,458
U.S. Treasury Long Bond	(11)	12/19/18	(1,545,500)	38,251

Total				$52,945

Total Futures Contracts				$32,423

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Australia – 7.1%
228,139	Alumina Ltd. (Materials)	$ 456,696
12,300	BHP Billiton plc (Materials)	268,406
50,537	BlueScope Steel Ltd. (Materials)	619,823
14,908	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	105,093
53,266	Crown Resorts Ltd. (Consumer Services)	526,785
417	Flight Centre Travel Group Ltd. (Consumer Services)	16,014
22,445	Goodman Group (REIT)	168,373
109,134	Insurance Australia Group Ltd. (Insurance)	576,960
8,263	Macquarie Group Ltd. (Diversified Financials)	751,672
30,827	Medibank Pvt Ltd. (Insurance)	64,821
102,165	Qantas Airways Ltd. (Transportation)	435,453
5,002	Rio Tinto plc ADR (Materials)	255,202
127,873	Santos Ltd. (Energy)	671,357
8,604	SEEK Ltd. (Commercial & Professional Services)	128,829
25,416	Wesfarmers Ltd. (Food & Staples Retailing)	915,210
36,842	Woolworths Group Ltd. (Food & Staples Retailing)	747,223

		6,707,917

Austria – 0.0%
769	OMV AG (Energy)	43,140

Belgium – 0.4%
236	KBC Group NV (Banks)	17,549
2,872	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	258,089
460	Warehouses De Pauw CVA (REIT)	60,532

		336,170

China – 1.2%
260,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	88,579
43,000	ENN Energy Holdings Ltd. (Utilities)	373,826
213,000	Fosun International Ltd. (Capital Goods)	375,319
384,000	Towngas China Co. Ltd. (Utilities)*	335,159

		1,172,883

Denmark – 1.9%
2,008	Carlsberg A/S Class B (Food, Beverage & Tobacco)	240,810
7,805	GN Store Nord A/S (Health Care Equipment & Services)	379,919
23,413	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,101,934
1,898	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	29,107

		1,751,770

Shares	Description	Value
Common Stocks – (continued)
Finland – 1.0%
628	Kesko OYJ Class B (Food & Staples Retailing)	$ 34,070
1,707	Neste OYJ (Energy)	140,700
4,321	Ramirent OYJ (Capital Goods)	34,878
18,988	UPM-Kymmene OYJ (Materials)	744,689

		954,337

France – 10.3%
4,594	Arkema SA (Materials)	569,330
14,575	Beneteau SA (Consumer Durables & Apparel)	234,321
16,223	BNP Paribas SA (Banks)	993,441
1,543	Christian Dior SE (Consumer Durables & Apparel)	661,393
11,612	Cie de Saint-Gobain (Capital Goods)	500,489
3,281	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	391,606
5,937	Eiffage SA (Capital Goods)	663,221
4,743	Faurecia SA (Automobiles & Components)	285,243
1,121	Hermes International (Consumer Durables & Apparel)	742,690
1,743	Kering SA (Consumer Durables & Apparel)	934,867
578	Legrand SA (Capital Goods)	42,146
289	L’Oreal SA (Household & Personal Products)	69,674
8,216	Safran SA (Capital Goods)	1,150,438
10,941	Schneider Electric SE (Capital Goods)	878,529
2,965	Teleperformance (Commercial & Professional Services)	559,362
15,282	TOTAL SA (Energy)	993,647

		9,670,397

Germany – 8.0%
3,542	adidas AG (Consumer Durables & Apparel)	866,230
140	Allianz SE (Registered) (Insurance)	31,159
11,954	BASF SE (Materials)	1,060,716
7,310	CANCOM SE (Software & Services)	329,856
2,134	Continental AG (Automobiles & Components)	370,771
8,304	Covestro AG (Materials)(a)	672,186
1,612	Deutsche Lufthansa AG (Registered) (Transportation)	39,565
1,680	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	35,633
7,453	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	765,748
1,820	HUGO BOSS AG (Consumer Durables & Apparel)	140,022

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
30,926	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$ 703,748
2,172	Linde AG (Materials)	512,933
2,832	Nemetschek SE (Software & Services)	413,999
18,696	ProSiebenSat.1 Media SE (Media & Entertainment)	484,377
590	Siemens AG (Registered) (Capital Goods)	75,440
208	Siltronic AG (Semiconductors & Semiconductor Equipment)	25,436
4,496	Wirecard AG (Software & Services)	972,706

		7,500,525

Hong Kong – 3.2%
151,600	AIA Group Ltd. (Insurance)	1,351,805
5,500	CLP Holdings Ltd. (Utilities)	64,391
27,800	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	794,374
38,000	Hysan Development Co. Ltd. (Real Estate)	191,902
8,000	Swire Pacific Ltd. Class A (Real Estate)	87,613
50,000	Swire Pacific Ltd. Class B (Real Estate)	88,459
62,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	395,479

		2,974,023

Italy – 1.4%
1,850	Avio SpA (Capital Goods)	27,494
53,760	Eni SpA (Energy)	1,013,353
28,207	Intesa Sanpaolo SpA (Banks)	71,869
17,274	Mediobanca Banca di Credito Finanziario SpA (Banks)	171,907

		1,284,623

Japan – 26.9%
29,200	AEON Financial Service Co. Ltd. (Diversified Financials)	604,758
3,900	AGC, Inc. (Capital Goods)	161,859
26,000	Amada Holdings Co. Ltd. (Capital Goods)	277,593
18,900	Asahi Kasei Corp. (Materials)	286,564
50,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	885,373
15,900	Benesse Holdings, Inc. (Consumer Services)	452,760
6,300	Broadleaf Co. Ltd. (Software & Services)	45,462
1,300	Central Sports Co. Ltd. (Consumer Services)	48,564
1,700	cocokara fine, Inc. (Food & Staples Retailing)	109,054
3,100	Computer Institute of Japan Ltd. (Software & Services)	21,143
8,200	Credit Saison Co. Ltd. (Diversified Financials)	133,738

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,000	Dentsu, Inc. (Media & Entertainment)	$ 46,442
2,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	214,318
9,000	Fancl Corp. (Household & Personal Products)	441,946
700	Fujimori Kogyo Co. Ltd. (Materials)	23,875
10,500	Fujitsu Ltd. (Software & Services)	748,017
900	Heiwa Corp. (Consumer Durables & Apparel)	20,071
2,200	Himaraya Co. Ltd. (Retailing)	19,115
600	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	20,059
24,200	Hitachi Ltd. (Technology Hardware & Equipment)	822,598
39,100	ITOCHU Corp. (Capital Goods)	715,651
16,000	Japan Exchange Group, Inc. (Diversified Financials)	278,709
30,900	JFE Holdings, Inc. (Materials)	708,844
95,900	JXTG Holdings, Inc. (Energy)	725,368
14,500	Kansai Electric Power Co., Inc. (The) (Utilities)	218,863
20,400	KDDI Corp. (Telecommunication Services)	562,770
12,300	Kyocera Corp. (Technology Hardware & Equipment)	738,266
14,700	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	275,839
4,300	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	75,943
11,400	Mandom Corp. (Household & Personal Products)	362,246
73,000	Mitsubishi Chemical Holdings Corp. (Materials)	698,652
1,500	Mitsubishi Corp. (Capital Goods)	46,204
1,900	Mitsubishi Gas Chemical Co., Inc. (Materials)	40,447
22,000	Mitsui & Co. Ltd. (Capital Goods)	390,955
8,200	NEC Networks & System Integration Corp. (Software & Services)	190,165
6,900	NET One Systems Co. Ltd. (Software & Services)	165,655
21,900	Nikon Corp. (Consumer Durables & Apparel)	411,530
300	Nippon Shokubai Co. Ltd. (Materials)	23,310
4,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	216,626
2,200	Nitto Denko Corp. (Materials)	164,945
5,500	Nomura Research Institute Ltd. (Software & Services)	277,739

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,000	NSD Co. Ltd. (Software & Services)	$ 66,609
4,400	NTT Data Corp. (Software & Services)	60,910
46,200	ORIX Corp. (Diversified Financials)	748,053
23,500	Osaka Gas Co. Ltd. (Utilities)	458,875
61,700	Panasonic Corp. (Consumer Durables & Apparel)	715,179
6,700	Persol Holdings Co. Ltd. (Commercial & Professional Services)	157,253
11,300	Ricoh Co. Ltd. (Technology Hardware & Equipment)	121,414
17,700	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	621,958
42,300	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	670,702
1,100	SCSK Corp. (Software & Services)	51,965
39,300	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	579,492
18,600	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	829,279
14,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	960,934
3,000	SoftBank Group Corp. (Telecommunication Services)	299,699
2,600	Sompo Holdings, Inc. (Insurance)	110,783
5,200	Sony Financial Holdings, Inc. (Insurance)	114,671
56,000	Sumitomo Chemical Co. Ltd. (Materials)	327,731
40,800	Sumitomo Corp. (Capital Goods)	679,942
18,100	Sumitomo Heavy Industries Ltd. (Capital Goods)	646,017
25,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,014,145
18,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	782,472
15,500	Teijin Ltd. (Materials)	297,272
3,000	THK Co. Ltd. (Capital Goods)	76,339
11,700	TIS, Inc. (Software & Services)	584,854
16,600	Tokio Marine Holdings, Inc. (Insurance)	824,084
16,300	Tokyo Gas Co. Ltd. (Utilities)	400,948
16,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	465,511
3,200	Zuken, Inc. (Software & Services)	52,490

		25,391,617

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.2%
6,378	ArcelorMittal (Materials)	$ 198,013

Netherlands – 6.6%
23,086	ABN AMRO Group NV CVA (Banks)(a)	628,726
2,978	ASML Holding NV (Semiconductors & Semiconductor Equipment)	559,133
32,601	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	747,949
7,786	Koninklijke DSM NV (Materials)	824,641
1,467	Koninklijke Philips NV (Health Care Equipment & Services)	66,868
14,392	NN Group NV (Insurance)	642,350
2,398	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	205,029
10,052	Randstad NV (Commercial & Professional Services)	536,522
19,621	Royal Dutch Shell plc Class A (Energy)	672,240
14,232	Royal Dutch Shell plc Class B (Energy)	498,214
14,076	Wolters Kluwer NV (Commercial & Professional Services)	877,497

		6,259,169

Norway – 2.2%
8,630	Austevoll Seafood ASA (Food, Beverage & Tobacco)	118,885
23,091	DNB ASA (Banks)	485,939
112,220	DNO ASA (Energy)	231,401
16,736	Kongsberg Gruppen ASA (Capital Goods)	322,583
37,445	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	305,587
827	Marine Harvest ASA (Food, Beverage & Tobacco)	19,163
8,165	Salmar ASA (Food, Beverage & Tobacco)	407,898
19,139	SpareBank 1 SR-Bank ASA (Banks)	232,777

		2,124,233

Portugal – 0.8%
2,813	Altri SGPS SA (Materials)	27,015
35,901	Galp Energia SGPS SA (Energy)	711,839

		738,854

Singapore – 1.5%
168,600	ComfortDelGro Corp. Ltd. (Transportation)	299,643
80,800	Oversea-Chinese Banking Corp. Ltd. (Banks)	676,110
22,000	Singapore Exchange Ltd. (Diversified Financials)	118,571
12,900	United Overseas Bank Ltd. (Banks)	255,013
4,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	55,447

		1,404,784

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 2.6%
1,033	Aena SME SA (Transportation)(a)	$ 178,974
139,011	Banco Bilbao Vizcaya Argentaria SA (Banks)	881,364
82,953	CaixaBank SA (Banks)	377,264
20,959	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	589,320
34,291	Merlin Properties Socimi SA (REIT)	464,975

		2,491,897

Sweden – 1.6%
12,662	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	169,656
2,737	Lundin Petroleum AB (Energy)	104,327
1,020	Nolato AB Class B (Capital Goods)	62,867
31,408	SKF AB Class B (Capital Goods)	618,015
11,701	Swedish Match AB (Food, Beverage & Tobacco)	598,100

		1,552,965

Switzerland – 7.9%
10,713	Adecco Group AG (Registered) (Commercial & Professional Services)	563,154
1,818	Galenica AG (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	103,711
8,522	Logitech International SA (Registered) (Technology Hardware & Equipment)	382,205
8,847	Nestle SA (Registered) (Food, Beverage & Tobacco)	736,394
2,981	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	256,600
1,194	Oriflame Holding AG (Household & Personal Products)	30,516
7,887	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,907,198
1,308	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	608,253
3,364	Sonova Holding AG (Registered) (Health Care Equipment & Services)	667,647
9,614	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	176,146

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,697	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 638,462
2,551	Temenos AG (Registered) (Software & Services)*	415,488
3,074	Zurich Insurance Group AG (Insurance)	969,248

		7,455,022

United Kingdom – 13.2%
56,601	3i Group plc (Diversified Financials)	693,071
12,792	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	238,759
4,249	Ashtead Group plc (Capital Goods)	134,813
115,855	Aviva plc (Insurance)	739,209
6,336	Avon Rubber plc (Capital Goods)	106,533
38,192	BP plc ADR (Energy)	1,760,651
34,650	BT Group plc (Telecommunication Services)	101,710
24,224	Burberry Group plc (Consumer Durables & Apparel)	636,105
25,006	Diageo plc (Food, Beverage & Tobacco)	885,915
2,047	Diploma plc (Capital Goods)	37,730
131,915	Direct Line Insurance Group plc (Insurance)	556,786
28,396	Experian plc (Commercial & Professional Services)	728,643
8,286	Fiat Chrysler Automobiles NV (Automobiles & Components)*	144,914
28,501	Genel Energy plc (Energy)*	92,127
26,740	Great Portland Estates plc (REIT)	232,955
33,986	HSBC Holdings plc (Banks)	296,541
22,800	Imperial Brands plc (Food, Beverage & Tobacco)	793,394
5,457	Intertek Group plc (Commercial & Professional Services)	354,990
208,202	Legal & General Group plc (Insurance)	710,759
554,203	Lloyds Banking Group plc (Banks)	426,231
25,134	Mondi plc (Materials)	688,162
9,877	Next plc (Retailing)	706,858
45,682	Pearson plc (Media & Entertainment)	528,832
8,063	Smith & Nephew plc (Health Care Equipment & Services)	147,107
1,013	Unilever plc ADR (Household & Personal Products)	55,685
28,068	Vodafone Group plc ADR (Telecommunication Services)(c)	609,076

		12,407,556

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – 0.1%
1,607	Carnival plc ADR (Consumer Services)	$ 101,370

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $93,355,952)		$92,521,265

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
779,711	2.060%	$ 779,711
(Cost $779,711)

TOTAL INVESTMENTS – 98.9% (Cost $94,135,663)		$93,300,976

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		1,012,111

NET ASSETS – 100.0%		$94,313,087

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,612,704, which represents approximately 1.7% of net assets as of September 30, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	4	12/21/18	$157,299	$2,448
FTSE 100 Index	1	12/21/18	97,579	3,035

Total Futures Contracts				$5,483

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 0.7%
112,081	Delphi Technologies plc	$ 3,514,860

Banks – 11.9%
530,110	Bank of America Corp.	15,617,040
103,284	Bank OZK	3,920,661
150,210	First Horizon National Corp.	2,592,625
34,503	First Republic Bank	3,312,288
151,315	JPMorgan Chase & Co.	17,074,385
28,225	M&T Bank Corp.	4,644,141
18,876	Signature Bank	2,167,720
88,662	SunTrust Banks, Inc.	5,921,735
118,321	Wells Fargo & Co.	6,218,952

		61,469,547

Capital Goods – 7.1%
36,711	Honeywell International, Inc.	6,108,711
94,644	ITT, Inc.	5,797,892
25,700	Raytheon Co.	5,311,162
41,828	Stanley Black & Decker, Inc.	6,125,292
66,331	United Technologies Corp.	9,273,737
37,840	Wabtec Corp.	3,968,659

		36,585,453

Consumer Durables & Apparel – 0.9%
30,670	PVH Corp.	4,428,748

Consumer Services – 2.1%
53,524	Dunkin’ Brands Group, Inc.	3,945,790
52,329	Royal Caribbean Cruises Ltd.	6,799,630

		10,745,420

Diversified Financials – 6.1%
24,680	Affiliated Managers Group, Inc.	3,374,249
88,972	Berkshire Hathaway, Inc. Class B*	19,049,795
80,376	Lazard Ltd. Class A	3,868,497
51,753	Northern Trust Corp.	5,285,534

		31,578,075

Energy – 11.1%
117,631	Chevron Corp.	14,383,919
29,790	Concho Resources, Inc.*	4,550,422
90,124	Devon Energy Corp.	3,599,553
380,435	Encana Corp.	4,987,503
52,816	EOG Resources, Inc.	6,737,737
101,202	Exxon Mobil Corp.	8,604,194
83,788	Halliburton Co.	3,395,928
80,997	Marathon Petroleum Corp.	6,477,330
71,382	Royal Dutch Shell plc Class B ADR(a)	5,063,125

		57,799,711

Food & Staples Retailing – 2.6%
113,577	Kroger Co. (The)	3,306,226
109,491	Walmart, Inc.	10,282,300

		13,588,526

Food, Beverage & Tobacco – 1.7%
88,086	Altria Group, Inc.	5,312,467
62,387	Kraft Heinz Co. (The)	3,438,147

		8,750,614

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 7.1%
34,694	Aetna, Inc.	$ 7,037,678
146,186	Boston Scientific Corp.*	5,628,161
15,996	Cooper Cos., Inc. (The)	4,433,292
19,952	Laboratory Corp. of America Holdings*	3,465,263
104,392	Medtronic plc	10,269,041
46,436	Zimmer Biomet Holdings, Inc.	6,104,941

		36,938,376

Household & Personal Products – 1.0%
64,144	Procter & Gamble Co. (The)	5,338,705

Insurance – 3.4%
41,252	American Financial Group, Inc.	4,577,735
44,930	Arthur J Gallagher & Co.	3,344,589
36,777	Chubb Ltd.	4,914,878
103,063	MetLife, Inc.	4,815,103

		17,652,305

Materials – 2.8%
33,586	Celanese Corp. Series A	3,828,804
167,443	DowDuPont, Inc.	10,768,259

		14,597,063

Media & Entertainment – 3.8%
3,146	Alphabet, Inc. Class A*	3,797,474
109,487	Comcast Corp. Class A	3,876,935
20,427	Facebook, Inc. Class A*	3,359,424
63,406	Live Nation Entertainment, Inc.*	3,453,725
112,589	Twenty-First Century Fox, Inc. Class A	5,216,248

		19,703,806

Pharmaceuticals, Biotechnology & Life Sciences – 8.9%
41,784	Alexion Pharmaceuticals, Inc.*	5,808,394
45,993	BioMarin Pharmaceutical, Inc.*	4,459,941
62,334	Eli Lilly & Co.	6,689,061
44,974	Johnson & Johnson	6,214,058
61,324	Merck & Co., Inc.	4,350,325
332,017	Pfizer, Inc.	14,631,989
19,471	Vertex Pharmaceuticals, Inc.*	3,752,841

		45,906,609

Real Estate Investment Trusts – 3.3%
23,263	Alexandria Real Estate Equities, Inc.	2,926,253
35,359	AvalonBay Communities, Inc.	6,405,283
83,389	Equity Residential	5,525,355
19,762	Federal Realty Investment Trust	2,499,300

		17,356,191

Retailing – 2.2%
36,688	Dollar Tree, Inc.*	2,991,907
19,629	Home Depot, Inc. (The)	4,066,147
45,373	Ross Stores, Inc.	4,496,464

		11,554,518

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.0%
65,827	Advanced Micro Devices, Inc.*	$ 2,033,396
52,373	Analog Devices, Inc.	4,842,407
92,783	Intel Corp.	4,387,708
215,549	Marvell Technology Group Ltd.	4,160,096

		15,423,607

Software & Services – 4.7%
30,327	Citrix Systems, Inc.*	3,371,149
34,295	Global Payments, Inc.	4,369,183
18,965	Intuit, Inc.	4,312,641
59,862	Microsoft Corp.	6,846,417
34,871	Visa, Inc. Class A	5,233,789

		24,133,179

Technology Hardware & Equipment – 3.4%
21,224	Apple, Inc.	4,791,106
259,694	Cisco Systems, Inc.	12,634,113

		17,425,219

Telecommunication Services – 3.6%
154,416	AT&T, Inc.	5,185,289
256,238	Verizon Communications, Inc.	13,680,547

		18,865,836

Transportation – 2.1%
20,205	FedEx Corp.	4,865,162
38,062	Union Pacific Corp.	6,197,635

		11,062,797

Utilities – 5.7%
96,062	Ameren Corp.	6,073,039
110,418	CMS Energy Corp.	5,410,482
47,810	NextEra Energy, Inc.	8,012,956
32,189	Sempra Energy	3,661,499
133,547	Xcel Energy, Inc.	6,304,754

		29,462,730

TOTAL COMMON STOCKS (Cost $448,054,560)		$513,881,895

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,300	2.060%	$ 1,300
(Cost $1,300)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $448,055,860)		$513,883,195

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,804,200	2.060%	$ 1,804,200
(Cost $1,804,200)

TOTAL INVESTMENTS – 99.5% (Cost $449,860,060)		$515,687,395

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,591,560

NET ASSETS – 100.0%		$518,278,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Automobiles & Components – 0.5%
36,958	Aptiv plc	$ 3,100,776

Banks – 7.5%
176,622	Citizens Financial Group, Inc.	6,812,311
45,519	Comerica, Inc.	4,105,814
229,116	First Horizon National Corp.	3,954,542
92,161	First Republic Bank	8,847,456
47,372	M&T Bank Corp.	7,794,589
86,872	Signature Bank	9,976,380
102,390	SunTrust Banks, Inc.	6,838,628

		48,329,720

Capital Goods – 9.9%
100,797	Flowserve Corp.	5,512,588
167,871	ITT, Inc.	10,283,777
83,573	Jacobs Engineering Group, Inc.	6,393,335
35,588	John Bean Technologies Corp.	4,245,648
46,756	L3 Technologies, Inc.	9,941,261
91,749	Stanley Black & Decker, Inc.	13,435,724
175,895	Trinity Industries, Inc.	6,444,793
75,373	Wabtec Corp.	7,905,120

		64,162,246

Consumer Durables & Apparel – 2.8%
81,137	Lennar Corp. Class A	3,788,287
61,773	PVH Corp.	8,920,021
104,263	Tapestry, Inc.	5,241,301

		17,949,609

Consumer Services – 2.7%
73,724	Dunkin’ Brands Group, Inc.(a)	5,434,933
91,483	Royal Caribbean Cruises Ltd.	11,887,301

		17,322,234

Diversified Financials – 4.1%
20,943	Affiliated Managers Group, Inc.	2,863,327
79,412	E*TRADE Financial Corp.*	4,160,395
68,280	Lazard Ltd. Class A	3,286,316
79,522	Northern Trust Corp.	8,121,582
409,762	SLM Corp.*	4,568,846
154,238	Starwood Property Trust, Inc. (REIT)	3,319,202

		26,319,668

Energy – 7.7%
70,079	Cheniere Energy, Inc.*	4,869,790
59,806	Concho Resources, Inc.*	9,135,366
113,979	Devon Energy Corp.	4,552,321
48,096	Diamondback Energy, Inc.(a)	6,502,098
314,740	Marathon Oil Corp.	7,327,147
83,313	Marathon Petroleum Corp.	6,662,541
466,685	Nabors Industries Ltd.	2,874,780
389,593	WPX Energy, Inc.*	7,838,611

		49,762,654

Food, Beverage & Tobacco – 3.8%
81,729	Bunge Ltd.	5,615,600
153,531	Coca-Cola European Partners plc	6,981,054
208,344	Conagra Brands, Inc.	7,077,446
38,508	McCormick & Co., Inc. (Non-Voting)	5,073,429

		24,747,529

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 5.4%
91,427	Acadia Healthcare Co., Inc.*	$ 3,218,231
29,186	Cooper Cos., Inc. (The)	8,088,900
58,341	Laboratory Corp. of America Holdings*	10,132,665
103,639	Zimmer Biomet Holdings, Inc.	13,625,419

		35,065,215

Insurance – 6.4%
168,116	Arch Capital Group Ltd.*	5,011,538
14,163	Everest Re Group Ltd.	3,235,821
19,574	Hanover Insurance Group, Inc. (The)	2,414,844
97,564	Hartford Financial Services Group, Inc. (The)	4,874,297
91,534	Lincoln National Corp.	6,193,190
3,855	Markel Corp.*	4,581,629
27,801	Reinsurance Group of America, Inc.	4,018,913
60,115	Torchmark Corp.	5,211,369
42,492	Willis Towers Watson plc	5,988,823

		41,530,424

Materials – 6.1%
244,451	Ball Corp.	10,753,400
99,946	Celanese Corp. Series A	11,393,844
221,307	Freeport-McMoRan, Inc.	3,080,593
49,850	Martin Marietta Materials, Inc.	9,070,208
69,948	WR Grace & Co.	4,998,484

		39,296,529

Media & Entertainment – 1.4%
46,816	DISH Network Corp. Class A*	1,674,140
48,670	Liberty Broadband Corp. Class C*	4,102,881
66,844	Live Nation Entertainment, Inc.*(a)	3,640,993

		9,418,014

Pharmaceuticals, Biotechnology & Life Sciences – 2.4%
82,637	Agilent Technologies, Inc.	5,829,214
23,913	Alexion Pharmaceuticals, Inc.*	3,324,146
69,017	Alkermes plc*	2,929,082
26,520	BioMarin Pharmaceutical, Inc.*	2,571,644
34,842	Elanco Animal Health, Inc.*	1,215,637

		15,869,723

Real Estate – 11.6%
76,853	Alexandria Real Estate Equities, Inc. (REIT)	9,667,339
28,603	AvalonBay Communities, Inc. (REIT)	5,181,433
71,798	Boston Properties, Inc. (REIT)	8,837,616
84,238	Camden Property Trust (REIT)	7,882,150
282,742	Cushman & Wakefield plc*	4,803,787
246,686	DDR Corp. (REIT)	3,303,126
64,816	Equity LifeStyle Properties, Inc. (REIT)	6,251,503

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
40,955	Equity Residential (REIT)	$ 2,713,678
13,850	Essex Property Trust, Inc. (REIT)	3,416,933
198,654	Hudson Pacific Properties, Inc. (REIT)	6,499,959
75,379	Prologis, Inc. (REIT)	5,109,942
186,002	RLJ Lodging Trust (REIT)	4,097,624
127,492	Ventas, Inc. (REIT)	6,933,015

		74,698,105

Retailing – 3.5%
31,786	Advance Auto Parts, Inc.	5,350,537
26,288	Burlington Stores, Inc.*	4,282,841
24,455	Dollar Tree, Inc.*	1,994,305
27,303	Expedia Group, Inc.	3,562,496
234,417	LKQ Corp.*	7,423,986

		22,614,165

Semiconductors & Semiconductor Equipment – 2.5%
87,245	Advanced Micro Devices, Inc.*	2,694,998
36,161	Analog Devices, Inc.	3,343,446
392,160	Marvell Technology Group Ltd.	7,568,688
30,376	NXP Semiconductors NV*	2,597,148

		16,204,280

Software & Services – 4.8%
39,380	Check Point Software Technologies Ltd.*	4,633,845
23,584	Citrix Systems, Inc.*	2,621,597
133,641	Fidelity National Information Services, Inc.	14,576,224
23,876	Global Payments, Inc.	3,041,802
36,314	GoDaddy, Inc. Class A*	3,028,225
140,011	Symantec Corp.	2,979,434

		30,881,127

Technology Hardware & Equipment – 1.7%
154,529	Juniper Networks, Inc.	4,631,234
560,180	Viavi Solutions, Inc.*	6,352,441

		10,983,675

Transportation – 3.4%
53,581	CH Robinson Worldwide, Inc.	5,246,652
407,238	JetBlue Airways Corp.*	7,884,128
22,939	Old Dominion Freight Line, Inc.	3,699,143
45,632	XPO Logistics, Inc.*	5,209,805

		22,039,728

Utilities – 10.4%
55,864	Ameren Corp.	3,531,722
74,394	American Water Works Co., Inc.	6,544,440
46,602	Atmos Energy Corp.	4,376,394
176,614	CMS Energy Corp.	8,654,086
105,289	Evergy, Inc.	5,782,472
98,518	PG&E Corp.*	4,532,813
90,287	Pinnacle West Capital Corp.	7,148,925
174,317	Public Service Enterprise Group, Inc.	9,202,194
72,066	Sempra Energy	8,197,508

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
198,301	Xcel Energy, Inc.	$ 9,361,790

		67,332,344

TOTAL COMMON STOCKS (Cost $560,367,238)		$637,627,765

Shares	Distribution Rate	Value
Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,583,603	2.060%	$ 3,583,603
(Cost $3,583,603)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $563,950,841)		$641,211,368

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
639,350	2.060%	$ 639,350
(Cost $639,350)

TOTAL INVESTMENTS – 99.3% (Cost $564,590,191)		$641,850,718

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		4,427,026

NET ASSETS – 100.0%		$646,277,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 93.8%
Equity – 13.2%
119,180	Goldman Sachs Absolute Return Tracker Fund	$ 1,169,160
64,066	Goldman Sachs Emerging Markets Equity Insights Fund	634,890
36,286	Goldman Sachs Real Estate Securities Fund	577,667

		2,381,717

Fixed Income – 80.6%
278,965	Goldman Sachs Tactical Exposure Fund	2,725,488
235,006	Goldman Sachs Managed Futures Strategy Fund	2,397,060
213,309	Goldman Sachs Long Short Credit Strategies Fund	1,951,780
182,036	Goldman Sachs Strategic Income Fund	1,691,115
139,438	Goldman Sachs Emerging Markets Debt Fund	1,646,761
149,688	Goldman Sachs Alternative Premia Fund	1,300,792
131,806	Goldman Sachs High Yield Floating Rate Fund	1,270,607
142,304	Goldman Sachs High Yield Fund	913,594
109,729	Goldman Sachs Local Emerging Markets Debt Fund	611,188

		14,508,385

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $17,257,633)		$16,890,102

Exchange Traded Fund(b) – 1.8%
5,402	ProShares Short VIX Short-Term Futures ETF	$ 319,204
(Cost $261,205)

Shares	Distribution Rate	Value
Investment Company(a) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
281,591	2.060%	$ 281,591
(Cost $281,591)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $17,800,429)		$17,490,897

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(a) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
319,500	2.060%	$ 319,500
(Cost $319,500)

TOTAL INVESTMENTS – 99.0% (Cost $18,119,929)		$17,810,397

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		178,230

NET ASSETS – 100.0%		$17,988,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	28	12/21/18	$1,469,580	$33,050

Total				$33,050

Short position contracts:
3 Month Eurodollar	(48)	03/16/20	(11,620,200)	100,814
Euro-Buxl	(4)	12/06/18	(809,577)	13,491
MSCI EAFE E-Mini Index	(2)	12/21/18	(197,550)	(2,924)
S&P 500 E-Mini Index	(2)	12/21/18	(291,900)	(766)

Total				$110,615

Total Futures Contracts				$143,665

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2018, the Portfolio had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	96.00USD	12/17/18	3	$750,000	$10,051	$10,170	$(119)
		96.50USD	12/17/18	2	500,000	4,200	4,255	(55)
		97.25USD	12/17/18	4	1,000,000	1,050	6,459	(5,409)
		99.00USD	12/17/18	145	36,250,000	906	9,397	(8,491)
		96.00USD	03/18/19	4	1,000,000	11,600	11,759	(159)
		96.50USD	03/18/19	2	500,000	3,300	3,655	(355)
		97.13USD	03/18/19	11	2,750,000	2,888	20,313	(17,425)
		99.00USD	03/18/19	109	27,250,000	681	9,789	(9,108)
		96.88USD	06/17/19	14	3,500,000	6,913	24,395	(17,482)
		99.00USD	06/17/19	61	15,250,000	381	6,241	(5,860)
		96.75USD	09/16/19	15	3,750,000	9,750	30,822	(21,072)
		97.75USD	09/16/19	5	1,250,000	250	3,137	(2,887)
		96.50USD	12/16/19	8	2,000,000	8,500	15,969	(7,469)
		96.00USD	03/16/20	6	1,500,000	12,675	15,289	(2,614)
		97.00USD	06/15/20	18	4,500,000	10,350	13,318	(2,968)
		97.00USD	09/14/20	15	3,750,000	10,031	12,247	(2,216)
		96.75USD	12/14/20	7	1,750,000	7,218	8,241	(1,023)

Total purchased options contracts				429		$100,744	$205,456	$(104,712)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Automobiles & Components – 0.5%
4,504	Cooper-Standard Holdings, Inc.*	$ 540,390
1,164	Modine Manufacturing Co.*	17,344

		557,734

Banks – 9.0%
2,212	1st Source Corp.	116,395
410	ACNB Corp.	15,252
629	Arrow Financial Corp.	23,285
5,023	Bancorp, Inc. (The)*	48,171
1,379	BankFinancial Corp.	21,981
637	Banner Corp.	39,602
7,032	Cadence BanCorp	183,676
26,396	Capitol Federal Financial, Inc.	336,285
3,956	Cathay General Bancorp	163,937
21,576	CenterState Bank Corp.	605,207
20,596	Central Pacific Financial Corp.	544,352
378	Century Bancorp, Inc. Class A	27,310
1,651	Customers Bancorp, Inc.*	38,848
27,944	CVB Financial Corp.	623,710
650	Enterprise Bancorp, Inc.	22,354
5,191	Equity Bancshares, Inc. Class A*	203,799
4,753	Federal Agricultural Mortgage Corp. Class C	343,072
2,352	Financial Institutions, Inc.	73,853
7,264	First Bancorp	294,265
2,110	First Busey Corp.	65,516
13,903	First Commonwealth Financial Corp.	224,394
3,844	First Financial Corp.	192,969
5,471	First Internet Bancorp	166,592
894	First of Long Island Corp. (The)	19,445
1,792	Flushing Financial Corp.	43,725
4,175	Hancock Whitney Corp.	198,521
13,334	Hanmi Financial Corp.	332,017
11,679	Home BancShares, Inc.	255,770
1,069	HomeTrust Bancshares, Inc.*	31,161
9,161	Independent Bank Group, Inc.	607,374
16,087	International Bancshares Corp.	723,915
29,114	Investors Bancorp, Inc.	357,229
4,969	Mercantile Bank Corp.	165,816
583	Metropolitan Bank Holding Corp.*	23,973
11,582	OFG Bancorp	187,049
1,929	Old National Bancorp	37,230
1,281	Opus Bank	35,099
1,516	Parke Bancorp, Inc.	34,034
1,579	PennyMac Financial Services, Inc. Class A	33,001
19,226	Radian Group, Inc.	397,401
1,756	Riverview Bancorp, Inc.	15,523
767	Sierra Bancorp	22,166
1,540	Simmons First National Corp. Class A	45,353
1,952	South State Corp.	160,064
1,776	Southern National Bancorp of Virginia, Inc.	28,771
800	Territorial Bancorp, Inc.	23,640
10,094	TriCo Bancshares	389,830
20,737	TrustCo Bank Corp.	176,265
2,994	United Bankshares, Inc.	108,832
11,556	United Community Banks, Inc.	322,297
3,909	United Community Financial Corp.	37,800
5,788	Walker & Dunlop, Inc.	306,069
960	WSFS Financial Corp.	45,264

		9,539,459

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – 7.4%
5,819	Aegion Corp.*	$ 147,686
3,276	Albany International Corp. Class A	260,442
709	Barnes Group, Inc.	50,360
11,288	Comfort Systems USA, Inc.	636,643
18,970	Continental Building Products, Inc.*	712,323
1,476	Ducommun, Inc.*	60,280
737	DXP Enterprises, Inc.*	29,532
1,870	Dycom Industries, Inc.*	158,202
9,761	EMCOR Group, Inc.	733,149
806	Encore Wire Corp.	40,381
286	EnerSys	24,919
692	EnPro Industries, Inc.	50,467
805	ESCO Technologies, Inc.	54,780
8,387	Esterline Technologies Corp.*	762,798
10,991	Greenbrier Cos., Inc. (The)	660,559
13,529	H&E Equipment Services, Inc.	511,126
1,228	Herc Holdings, Inc.*	62,874
12,631	Hillenbrand, Inc.	660,601
614	Hurco Cos., Inc.	27,691
769	Kaman Corp.	51,354
15,236	Milacron Holdings Corp.*	308,529
4,149	Miller Industries, Inc.	111,608
1,682	MRC Global, Inc.*	31,571
1,023	NV5 Global, Inc.*	88,694
6,426	PGT Innovations, Inc.*	138,802
6,224	Primoris Services Corp.	154,480
923	Quanex Building Products Corp.	16,799
127	RBC Bearings, Inc.*	19,096
1,200	Rush Enterprises, Inc. Class A	47,172
9,859	Simpson Manufacturing Co., Inc.	714,383
1,033	Systemax, Inc.	34,027
8,033	Titan Machinery, Inc.*	124,391
11,181	TriMas Corp.*	339,902
2,090	Vectrus, Inc.*	65,187

		7,890,808

Commercial & Professional Services – 5.7%
2,195	Barrett Business Services, Inc.	146,582
17,072	Brady Corp. Class A	746,900
13,080	CBIZ, Inc.*	309,996
5,248	CRA International, Inc.	263,555
2,705	Deluxe Corp.	154,023
13,400	Exponent, Inc.	718,240
1,346	Huron Consulting Group, Inc.*	66,492
1,971	ICF International, Inc.	148,712
7,677	Insperity, Inc.	905,502
16,480	Kforce, Inc.	619,648
4,739	Kimball International, Inc. Class B	79,378
10,164	Korn/Ferry International	500,475
11,463	McGrath RentCorp	624,390
18,717	Navigant Consulting, Inc.	431,614
7,239	TrueBlue, Inc.*	188,576
143	UniFirst Corp.	24,832
3,469	WageWorks, Inc.*	148,300

		6,077,215

Consumer Durables & Apparel – 3.6%
17,082	American Outdoor Brands Corp.*	265,283
1,017	Bassett Furniture Industries, Inc.	21,611
34,123	Callaway Golf Co.	828,848
16,487	Crocs, Inc.*	351,008
11,674	Ethan Allen Interiors, Inc.	242,236
230	Helen of Troy Ltd.*	30,107

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
2,876	Installed Building Products, Inc.*	$ 112,164
832	Johnson Outdoors, Inc. Class A	77,368
13,870	KB Home	331,632
6,746	Malibu Boats, Inc. Class A*	369,141
12,670	MCBC Holdings, Inc.*	454,600
911	Nautilus, Inc.*	12,708
2,765	Sturm Ruger & Co., Inc.	190,923
1,243	Tupperware Brands Corp.	41,578
14,104	Vista Outdoor, Inc.*	252,321
14,465	William Lyon Homes Class A*	229,849
2,380	ZAGG, Inc.*	35,105

		3,846,482

Consumer Services – 5.0%
1,504	American Public Education, Inc.*	49,707
7,755	BJ’s Restaurants, Inc.	559,911
11,626	Brinker International, Inc.	543,283
12,198	Cheesecake Factory, Inc. (The)	653,081
588	Chegg, Inc.*	16,717
2,818	Del Taco Restaurants, Inc.*	33,281
1,757	Denny’s Corp.*	25,863
57,607	Houghton Mifflin Harcourt Co.*	403,249
2,001	Jack in the Box, Inc.	167,744
21,290	K12, Inc.*	376,833
2,782	Planet Fitness, Inc. Class A*	150,311
11,530	Red Robin Gourmet Burgers, Inc.*	462,929
13,626	SeaWorld Entertainment, Inc.*	428,265
12,582	Texas Roadhouse, Inc.(a)	871,807
6,827	Weight Watchers International, Inc.*	491,476
1,381	Wingstop, Inc.	94,281

		5,328,738

Diversified Financials – 4.1%
32,165	Anworth Mortgage Asset Corp. (REIT)	148,924
1,618	Artisan Partners Asset Management, Inc. Class A	52,423
31,140	Cannae Holdings, Inc.*	652,383
1,169	Cherry Hill Mortgage Investment Corp. (REIT)	21,159
3,715	Dynex Capital, Inc. (REIT)	23,702
11,103	Enova International, Inc.*	319,766
1,399	Federated Investors, Inc. Class B	33,744
3,598	Green Dot Corp. Class A*	319,574
9,383	Houlihan Lokey, Inc.	421,578
15,447	Investment Technology Group, Inc.	334,582
34,976	Ladder Capital Corp. (REIT)	592,494
5,189	Moelis & Co. Class A	284,357
3,478	On Deck Capital, Inc.*	26,329
6,277	Oppenheimer Holdings, Inc. Class A	198,353
7,319	Piper Jaffray Cos.	558,806
441	PJT Partners, Inc. Class A	23,086
2,264	Regional Management Corp.*	65,271
4,472	Westwood Holdings Group, Inc.	231,381

		4,307,912

Energy – 5.2%
2,014	Cactus, Inc. Class A*	77,096
3,445	California Resources Corp.*	167,186
5,026	CONSOL Energy, Inc.*	205,111
977	CVR Energy, Inc.	39,295
6,937	Delek US Holdings, Inc.	294,337
18,112	Denbury Resources, Inc.*	112,294

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
7,682	Exterran Corp.*	$ 203,804
20,738	FTS International, Inc.*	244,501
5,235	Gulfport Energy Corp.*	54,496
20,440	Helix Energy Solutions Group, Inc.*	201,947
15,525	Matrix Service Co.*	382,691
4,294	McDermott International, Inc.*	79,139
27,118	Newpark Resources, Inc.*	280,671
525	Nine Energy Service, Inc.*	16,055
20,188	Oasis Petroleum, Inc.*	286,266
6,796	PDC Energy, Inc.*	332,732
10,692	Peabody Energy Corp.	381,063
30,808	Pioneer Energy Services Corp.*	90,884
12,991	ProPetro Holding Corp.*	214,222
8,353	Renewable Energy Group, Inc.*	240,566
5,814	Sanchez Energy Corp.*	13,372
11,481	SEACOR Holdings, Inc.*	567,276
11,869	SRC Energy, Inc.*	105,515
30,604	Superior Energy Services, Inc.*	298,083
8,388	Unit Corp.*	218,591
6,637	US Silica Holdings, Inc.	124,975
28,039	W&T Offshore, Inc.*	270,296

		5,502,464

Food & Staples Retailing – 0.4%
5,747	Ingles Markets, Inc. Class A	196,835
6,160	Smart & Final Stores, Inc.*	35,112
1,111	SpartanNash Co.	22,286
3,685	Village Super Market, Inc. Class A	100,232
1,655	Weis Markets, Inc.	71,827

		426,292

Food, Beverage & Tobacco – 2.5%
2,591	Calavo Growers, Inc.	250,290
456	Cal-Maine Foods, Inc.	22,025
10,670	Darling Ingredients, Inc.*	206,144
10,816	Dean Foods Co.	76,794
1,626	Fresh Del Monte Produce, Inc.	55,105
11,498	Freshpet, Inc.*	421,977
4,278	J&J Snack Foods Corp.	645,507
1,005	John B Sanfilippo & Son, Inc.	71,737
361	Lancaster Colony Corp.	53,865
3,224	National Beverage Corp.*	375,983
2,154	Primo Water Corp.*	38,880
32,327	Vector Group Ltd.	445,471

		2,663,778

Health Care Equipment & Services – 4.1%
5,723	Amedisys, Inc.*	715,146
174	Atrion Corp.	120,895
2,272	CorVel Corp.*	136,888
11,066	Cross Country Healthcare, Inc.*	96,606
16,512	Ensign Group, Inc. (The)	626,135
1,497	Globus Medical, Inc. Class A*	84,970
5,213	HealthStream, Inc.	161,655
117	Heska Corp.*	13,257
1,505	Inogen, Inc.*	367,401
7,070	Magellan Health, Inc.*	509,394
1,761	National HealthCare Corp.	132,727
5,123	NxStage Medical, Inc.*	142,881
9,405	Orthofix Medical, Inc.*	543,703
2,523	Patterson Cos., Inc.	61,687
3,782	RadNet, Inc.*	56,919
3,175	STAAR Surgical Co.*	152,400

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,498	Tandem Diabetes Care, Inc.*	$ 64,174
4,413	Tivity Health, Inc.*	141,878
12,700	Triple-S Management Corp. Class B*	239,903

		4,368,619

Household & Personal Products – 0.7%
3,287	Medifast, Inc.	728,235
566	USANA Health Sciences, Inc.*	68,231

		796,466

Insurance – 3.7%
22,887	American Equity Investment Life Holding Co.	809,284
2,406	AMERISAFE, Inc.	149,052
12,370	Argo Group International Holdings Ltd.	779,928
6,679	Employers Holdings, Inc.	302,559
5,564	FBL Financial Group, Inc. Class A	418,691
52,008	Genworth Financial, Inc. Class A*	216,873
4,872	Health Insurance Innovations, Inc. Class A*(b)	300,359
103	National Western Life Group, Inc. Class A	32,878
366	Navigators Group, Inc. (The)	25,291
7,832	Stewart Information Services Corp.	352,518
14,587	Trupanion, Inc.*(b)	521,193
454	Universal Insurance Holdings, Inc.	22,042

		3,930,668

Materials – 5.5%
6,083	Balchem Corp.	681,844
14,576	Boise Cascade Co.	536,397
13,802	Carpenter Technology Corp.	813,628
3,376	Chase Corp.	405,626
4,570	Innophos Holdings, Inc.	202,908
2,227	Innospec, Inc.	170,922
7,774	Kraton Corp.*	366,544
18,719	Louisiana-Pacific Corp.	495,866
8,659	Materion Corp.	523,870
7,404	Minerals Technologies, Inc.	500,510
6,158	OMNOVA Solutions, Inc.*	60,656
2,269	PolyOne Corp.	99,201
14,543	Schnitzer Steel Industries, Inc. Class A	393,388
5,297	SunCoke Energy, Inc.*	61,551
3,700	Trinseo SA	289,710
8,577	Verso Corp. Class A*	288,788

		5,891,409

Media & Entertainment – 3.0%
31,641	AMC Entertainment Holdings, Inc. Class A	648,640
5,197	Gray Television, Inc.*	90,948
1,622	Loral Space & Communications, Inc.*	73,639
25,890	MSG Networks, Inc. Class A*	667,962
17,209	New Media Investment Group, Inc.	270,009
9,382	Nexstar Media Group, Inc. Class A	763,695
955	QuinStreet, Inc.*	12,959
865	Scholastic Corp.	40,387
11,937	Sinclair Broadcast Group, Inc. Class A	338,414
2,189	WideOpenWest, Inc.*	24,539
4,317	Yelp, Inc.*	212,396

		3,143,588

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 11.1%
4,421	Acceleron Pharma, Inc.*	$ 253,014
3,218	Acorda Therapeutics, Inc.*	63,234
1,719	Akorn, Inc.*	22,313
1,497	AMAG Pharmaceuticals, Inc.*	29,940
1,825	ANI Pharmaceuticals, Inc.*	103,185
2,244	Arrowhead Pharmaceuticals, Inc.*(b)	43,017
3,901	Assertio Therapeutics, Inc.*	22,938
4,847	Blueprint Medicines Corp.*	378,357
3,678	Catalyst Pharmaceuticals, Inc.*	13,903
9,097	ChemoCentryx, Inc.*	114,986
9,518	Collegium Pharmaceutical, Inc.*(b)	140,295
3,730	Concert Pharmaceuticals, Inc.*	55,353
13,995	CytomX Therapeutics, Inc.*	258,908
3,070	Eagle Pharmaceuticals, Inc.*	212,843
2,311	Emergent BioSolutions, Inc.*	152,133
3,080	Enanta Pharmaceuticals, Inc.*	263,217
20,440	Endo International plc*	344,005
4,665	FibroGen, Inc.*	283,399
11,178	Genomic Health, Inc.*	784,919
2,385	Global Blood Therapeutics, Inc.*	90,630
37,891	Halozyme Therapeutics, Inc.*	688,479
9,792	Horizon Pharma plc*	191,727
23,160	Innoviva, Inc.*	352,958
1,043	Intercept Pharmaceuticals, Inc.*	131,793
7,015	Intersect ENT, Inc.*	201,681
5,211	Ironwood Pharmaceuticals, Inc.*	96,195
2,593	Ligand Pharmaceuticals, Inc.*	711,753
2,911	Loxo Oncology, Inc.*	497,286
2,768	MacroGenics, Inc.*	59,346
1,689	Mirati Therapeutics, Inc.*	79,552
13,432	Myriad Genetics, Inc.*	617,872
9,474	Natera, Inc.*	226,808
13,811	Pacira Pharmaceuticals, Inc.*	678,811
14,915	Phibro Animal Health Corp. Class A	639,854
38,611	Pieris Pharmaceuticals, Inc.*	216,222
4,086	Prothena Corp. plc*	53,445
7,997	PTC Therapeutics, Inc.*	375,859
8,155	REGENXBIO, Inc.*	615,703
14,815	Retrophin, Inc.*	425,635
8,980	Sangamo Therapeutics, Inc.*	152,211
3,342	Spark Therapeutics, Inc.*	182,306
2,814	Spectrum Pharmaceuticals, Inc.*	47,275
9,592	Vanda Pharmaceuticals, Inc.*	220,136
27,540	Veracyte, Inc.*	263,007
9,370	Vericel Corp.*	132,586
5,047	Voyager Therapeutics, Inc.*	95,489
3,927	Xencor, Inc.*	153,035
4,780	Zafgen, Inc.*	55,878

		11,793,491

Real Estate – 5.7%
7,673	American Assets Trust, Inc. (REIT)	286,126
13,221	Cedar Realty Trust, Inc. (REIT)	61,610
5,572	Chatham Lodging Trust (REIT)	116,399
78,015	Cousins Properties, Inc. (REIT)	693,553
459	EastGroup Properties, Inc. (REIT)	43,890
9,415	First Industrial Realty Trust, Inc. (REIT)	295,631
1,372	Gladstone Commercial Corp. (REIT)	26,274
1,849	Healthcare Realty Trust, Inc. (REIT)	54,102

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
1,106	Industrial Logistics Properties Trust (REIT)	$ 25,449
11,691	InfraREIT, Inc. (REIT)	247,265
2,146	Marcus & Millichap, Inc.*	74,488
795	National Health Investors, Inc. (REIT)	60,094
7,407	NexPoint Residential Trust, Inc. (REIT)	245,912
13,705	Pebblebrook Hotel Trust (REIT)	498,451
16,879	Pennsylvania REIT (REIT)	159,675
21,492	Piedmont Office Realty Trust, Inc. Class A (REIT)	406,844
13,773	Rexford Industrial Realty, Inc. (REIT)	440,185
8,706	Ryman Hospitality Properties, Inc. (REIT)	750,196
1,477	STAG Industrial, Inc. (REIT)	40,617
3,535	Summit Hotel Properties, Inc. (REIT)	47,828
44,066	Sunstone Hotel Investors, Inc. (REIT)	720,920
17,224	Terreno Realty Corp. (REIT)	649,345
1,129	Urstadt Biddle Properties, Inc. Class A (REIT)	24,036
5,897	Washington Prime Group, Inc. (REIT)	43,048
1,747	Xenia Hotels & Resorts, Inc. (REIT)	41,404

		6,053,342

Retailing – 4.7%
25,898	Abercrombie & Fitch Co. Class A	546,966
22,027	American Eagle Outfitters, Inc.	546,930
5,920	Boot Barn Holdings, Inc.*	168,187
10,103	Citi Trends, Inc.	290,663
18,197	Core-Mark Holding Co., Inc.	617,970
9,312	DSW, Inc. Class A	315,490
37,168	Express, Inc.*	411,078
1,928	Five Below, Inc.*	250,756
11,649	Groupon, Inc.*	43,917
14,364	Liberty Expedia Holdings, Inc. Class A*	675,682
5,336	MarineMax, Inc.*	113,390
4,940	Nutrisystem, Inc.	183,027
1,490	PetMed Express, Inc.	49,185
4,490	Shoe Carnival, Inc.	172,865
3,747	Signet Jewelers Ltd.	247,040
573	Stamps.com, Inc.*	129,613
9,702	Zumiez, Inc.*	255,648

		5,018,407

Semiconductors & Semiconductor Equipment – 1.3%
2,182	Axcelis Technologies, Inc.*	42,876
2,980	Cabot Microelectronics Corp.(a)	307,447
10,449	Diodes, Inc.*	347,847
22,611	Entegris, Inc.	654,589
1,122	Integrated Device Technology, Inc.*	52,745

		1,405,504

Software & Services – 6.4%
8,118	8x8, Inc.*	172,507
2,247	Acxiom Holdings, Inc.*	111,024
4,773	Appfolio, Inc. Class A*	374,203
15,008	Apptio, Inc. Class A*	554,696
10,593	Bottomline Technologies DE, Inc.*	770,217
15,156	Box, Inc. Class A*	362,380

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
15,277	Cloudera, Inc.*	$ 269,639
3,178	Coupa Software, Inc.*	251,380
2,406	Five9, Inc.*	105,118
5,305	Hortonworks, Inc.*	121,007
1,879	HubSpot, Inc.*	283,635
825	MAXIMUS, Inc.	53,675
3,167	MicroStrategy, Inc. Class A*	445,344
1,483	Model N, Inc.*	23,506
6,500	New Relic, Inc.*	612,495
5,069	Paylocity Holding Corp.*	407,142
5,568	Perficient, Inc.*	148,387
26,871	Perspecta, Inc.	691,122
13,436	Progress Software Corp.	474,156
749	Rapid7, Inc.*	27,653
15,414	ServiceSource International, Inc.*	43,930
786	SPS Commerce, Inc.*	78,003
214	Trade Desk, Inc. (The) Class A*	32,295
8,271	Unisys Corp.*	168,728
1,907	Varonis Systems, Inc.*	139,688
1,632	Workiva, Inc.*	64,464

		6,786,394

Technology Hardware & Equipment – 4.1%
1,780	ADTRAN, Inc.	31,417
526	Anixter International, Inc.*	36,978
19,689	CalAmp Corp.*	471,749
24,858	Casa Systems, Inc.*	366,656
15,176	Ciena Corp.*	474,098
13,563	Comtech Telecommunications Corp.	491,930
1,163	Control4 Corp.*	39,926
1,639	ePlus, Inc.*	151,935
13,347	Fabrinet*	617,432
995	FARO Technologies, Inc.*	64,028
9,070	Fitbit, Inc. Class A*	48,525
12,926	Insight Enterprises, Inc.*	699,167
15,097	Kimball Electronics, Inc.*	296,656
378	Mesa Laboratories, Inc.	70,164
1,348	OSI Systems, Inc.*	102,866
1,734	PC Connection, Inc.	67,435
836	ScanSource, Inc.*	33,356
369	Tech Data Corp.*	26,409
3,491	Vishay Intertechnology, Inc.	71,042
6,295	Vishay Precision Group, Inc.*	235,433

		4,397,202

Telecommunication Services – 2.0%
6,636	Boingo Wireless, Inc.*	231,596
13,443	Cogent Communications Holdings, Inc.	750,119
3,838	Ooma, Inc.*	63,711
2,164	Shenandoah Telecommunications Co.	83,855
10,247	Spok Holdings, Inc.	157,804
55,935	Vonage Holdings Corp.*	792,040

		2,079,125

Transportation – 1.1%
3,513	ArcBest Corp.	170,556
967	Covenant Transportation Group, Inc. Class A*	28,101
10,769	Echo Global Logistics, Inc.*	333,300
15,152	Marten Transport Ltd.	318,950
1,144	Saia, Inc.*	87,459
3,549	SkyWest, Inc.	209,036

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
7,092	YRC Worldwide, Inc.*	$ 63,686

		1,211,088

Utilities – 2.2%
5,321	Black Hills Corp.	309,097
12,133	NorthWestern Corp.	711,722
2,002	ONE Gas, Inc.	164,724
17,333	Portland General Electric Co.	790,558
5,960	Unitil Corp.	303,364
962	York Water Co. (The)	29,245

		2,308,710

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $89,787,142)		$105,324,895

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
948,700	2.060%	$ 948,700
(Cost $948,700)

TOTAL INVESTMENTS – 99.9% (Cost $90,735,842)		$106,273,595

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		92,562

NET ASSETS – 100.0%		$106,366,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions. Total market value of these securities amounts to $364,958, which represents 0.3% of net assets as of September 30, 2018.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	8	12/21/18	$680,320	$(3,474)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Automobiles & Components – 0.9%
42,650	Aptiv plc	$ 3,578,335

Banks – 1.0%
39,507	First Republic Bank	3,792,672

Capital Goods – 8.0%
20,467	Boeing Co. (The)	7,611,677
32,682	Fortive Corp.(a)	2,751,824
11,773	General Dynamics Corp.	2,410,169
37,277	Honeywell International, Inc.	6,202,893
16,721	Northrop Grumman Corp.	5,306,744
44,536	Sensata Technologies Holding plc*	2,206,759
13,541	Stanley Black & Decker, Inc.	1,982,944
30,507	Xylem, Inc.	2,436,594

		30,909,604

Consumer Durables & Apparel – 2.6%
77,247	NIKE, Inc. Class B	6,544,366
23,128	PVH Corp.	3,339,683

		9,884,049

Consumer Services – 2.9%
3,062	Chipotle Mexican Grill, Inc.*	1,391,740
49,866	Dunkin’ Brands Group, Inc.	3,676,122
29,447	Las Vegas Sands Corp.	1,747,090
26,348	McDonald’s Corp.	4,407,757

		11,222,709

Diversified Financials – 1.3%
15,589	Cboe Global Markets, Inc.	1,495,920
34,423	Northern Trust Corp.	3,515,621

		5,011,541

Energy – 1.9%
17,243	Diamondback Energy, Inc.	2,331,081
29,011	EOG Resources, Inc.	3,700,933
18,217	Marathon Petroleum Corp.	1,456,814

		7,488,828

Food & Staples Retailing – 1.0%
42,176	Walmart, Inc.	3,960,748

Food, Beverage & Tobacco – 3.2%
38,334	Brown-Forman Corp. Class B	1,937,784
16,885	Coca-Cola Co. (The)	779,918
29,365	Kraft Heinz Co. (The)	1,618,305
45,032	Mondelez International, Inc. Class A	1,934,575
74,118	Monster Beverage Corp.*	4,319,597
22,860	Philip Morris International, Inc.	1,864,004

		12,454,183

Health Care Equipment & Services – 6.7%
131,215	Boston Scientific Corp.*	5,051,778
35,782	Danaher Corp.	3,888,072
24,961	Edwards Lifesciences Corp.*	4,345,710
14,714	Humana, Inc.	4,980,983
6,961	Intuitive Surgical, Inc.*	3,995,614
14,301	UnitedHealth Group, Inc.	3,804,638

		26,066,795

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 0.9%
50,926	Colgate-Palmolive Co.	$ 3,409,496

Insurance – 0.5%
1,523	Markel Corp.*	1,810,070

Materials – 2.2%
28,114	DowDuPont, Inc.	1,808,011
29,093	Ecolab, Inc.	4,561,200
4,622	Sherwin-Williams Co. (The)	2,103,981

		8,473,192

Media & Entertainment – 10.6%
10,169	Alphabet, Inc. Class A*	12,274,796
7,695	Alphabet, Inc. Class C*	9,183,752
98,616	Comcast Corp. Class A	3,491,993
31,241	Electronic Arts, Inc.*	3,764,228
76,515	Facebook, Inc. Class A*	12,583,657

		41,298,426

Pharmaceuticals, Biotechnology & Life Sciences – 9.6%
11,284	AbbVie, Inc.	1,067,241
57,749	Agilent Technologies, Inc.	4,073,614
19,413	Alexion Pharmaceuticals, Inc.*	2,698,601
29,936	Alkermes plc*	1,270,484
4,143	Biogen, Inc.*	1,463,763
19,337	BioMarin Pharmaceutical, Inc.*	1,875,109
20,423	Elanco Animal Health, Inc.*	712,559
51,762	Eli Lilly & Co.	5,554,580
15,879	Illumina, Inc.*	5,828,546
29,120	Incyte Corp.*	2,011,610
10,812	Shire plc ADR	1,959,891
21,703	Vertex Pharmaceuticals, Inc.*	4,183,036
50,980	Zoetis, Inc.	4,667,729

		37,366,763

Real Estate Investment Trusts – 1.7%
24,906	American Tower Corp.	3,618,842
6,498	Equinix, Inc.	2,812,919

		6,431,761

Retailing – 10.1%
11,259	Alibaba Group Holding Ltd. ADR*	1,855,033
12,371	Amazon.com, Inc.*	24,779,113
14,450	Home Depot, Inc. (The)	2,993,317
15,960	Netflix, Inc.*	5,971,115
38,609	Ross Stores, Inc.	3,826,152

		39,424,730

Semiconductors & Semiconductor Equipment – 4.3%
23,113	Analog Devices, Inc.	2,137,028
130,526	Marvell Technology Group Ltd.	2,519,152
20,283	NVIDIA Corp.	5,699,929
27,702	NXP Semiconductors NV*	2,368,521
38,228	Texas Instruments, Inc.	4,101,482

		16,826,112

Software & Services – 18.4%
22,078	Adobe Systems, Inc.*	5,959,956
15,580	Autodesk, Inc.*	2,432,194
32,355	Fiserv, Inc.*	2,665,405
29,527	Global Payments, Inc.	3,761,740

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
22,187	Intuit, Inc.	$ 5,045,324
34,694	Mastercard, Inc. Class A	7,723,231
226,513	Microsoft Corp.	25,906,292
44,536	salesforce.com, Inc.*	7,082,560
73,275	Visa, Inc. Class A	10,997,844

		71,574,546

Technology Hardware & Equipment – 8.9%
41,437	Amphenol Corp. Class A	3,895,907
120,121	Apple, Inc.	27,116,115
76,076	Cisco Systems, Inc.	3,701,097

		34,713,119

Transportation – 3.1%
64,737	CSX Corp.	4,793,775
30,912	Union Pacific Corp.	5,033,401
20,436	XPO Logistics, Inc.*	2,333,178

		12,160,354

TOTAL COMMON STOCKS (Cost $223,168,851)		$387,858,033

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
188	2.060%	$ 188
(Cost $188)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $223,169,039)		$387,858,221

Securities Lending Reinvestment Vehicle(b) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,793,950	2.060%	$ 2,793,950
(Cost $2,793,950)

TOTAL INVESTMENTS – 100.5% (Cost $225,962,989)		$390,652,171

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,945,966)

NET ASSETS – 100.0%		$388,706,205

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Automobiles & Components – 1.7%
122,318	General Motors Co.	$ 4,118,447
34,021	Goodyear Tire & Rubber Co. (The)	795,751
14,177	Thor Industries, Inc.	1,186,615

		6,100,813

Banks – 5.2%
19,478	Bank of America Corp.	573,822
84,862	Citigroup, Inc.	6,088,000
95,095	Citizens Financial Group, Inc.	3,667,814
39,783	Comerica, Inc.	3,588,426
34,266	Fifth Third Bancorp	956,707
356	First Citizens BancShares, Inc. Class A	161,012
18,461	JPMorgan Chase & Co.	2,083,139
12,122	PacWest Bancorp	577,613
2,169	SVB Financial Group*	674,190
868	Synovus Financial Corp.	39,746
1,755	Western Alliance Bancorp*	99,842

		18,510,311

Capital Goods – 4.7%
8,643	AECOM*	282,280
8,779	AMETEK, Inc.	694,595
16,619	Boeing Co. (The)	6,180,606
10,048	Caterpillar, Inc.	1,532,220
64,910	General Electric Co.	732,834
6,864	Harris Corp.	1,161,457
626	IDEX Corp.	94,313
867	Illinois Tool Works, Inc.	122,351
9,839	Ingersoll-Rand plc	1,006,530
20,795	Parker-Hannifin Corp.	3,824,824
24,625	Pentair plc	1,067,494

		16,699,504

Commercial & Professional Services – 0.4%
1,884	IHS Markit Ltd.*	101,661
12,671	ManpowerGroup, Inc.	1,089,199
1,676	Republic Services, Inc.	121,778

		1,312,638

Consumer Durables & Apparel – 1.4%
86,980	DR Horton, Inc.	3,668,816
30,735	PulteGroup, Inc.	761,306
1,997	PVH Corp.	288,367
1,628	Whirlpool Corp.	193,325

		4,911,814

Consumer Services – 1.6%
57,753	Carnival Corp.	3,682,909
6,977	Darden Restaurants, Inc.	775,772
21,528	H&R Block, Inc.	554,346
7,857	Yum! Brands, Inc.	714,280

		5,727,307

Diversified Financials – 4.0%
118,068	Ally Financial, Inc.	3,122,899
11,398	Berkshire Hathaway, Inc. Class B*	2,440,426
53,188	Jefferies Financial Services, Inc.	1,168,008
4,678	MSCI, Inc.	829,924
20,680	S&P Global, Inc.	4,040,665
45,290	Synchrony Financial	1,407,613
26,145	Voya Financial, Inc.	1,298,622

		14,308,157

Shares	Description	Value
Common Stocks – (continued)
Energy – 8.2%
26,286	Anadarko Petroleum Corp.	$ 1,771,939
53,591	CNX Resources Corp.*	766,887
62,731	ConocoPhillips	4,855,379
1,523	Continental Resources, Inc.*	103,991
19,922	Exxon Mobil Corp.	1,693,769
90,953	Halliburton Co.	3,686,325
30,393	HollyFrontier Corp.	2,124,471
49,131	Marathon Petroleum Corp.	3,929,006
13,567	PBF Energy, Inc. Class A	677,129
37,643	Phillips 66	4,243,119
8,636	Schlumberger Ltd.	526,105
21,308	TechnipFMC plc	665,875
36,636	Valero Energy Corp.	4,167,345

		29,211,340

Food & Staples Retailing – 1.5%
55,666	Walmart, Inc.	5,227,594

Food, Beverage & Tobacco – 1.7%
13,444	Conagra Brands, Inc.	456,693
2,145	Ingredion, Inc.	225,139
64,949	Philip Morris International, Inc.	5,295,941

		5,977,773

Health Care Equipment & Services – 6.5%
2,610	ABIOMED, Inc.*	1,173,847
709	athenahealth, Inc.*	94,722
54,057	Boston Scientific Corp.*	2,081,195
9,307	DaVita, Inc.*	666,660
8,778	HCA Healthcare, Inc.	1,221,195
3,939	Hill-Rom Holdings, Inc.	371,842
8,213	Humana, Inc.	2,780,265
16,065	IDEXX Laboratories, Inc.*	4,010,788
56,162	Medtronic plc	5,524,656
654	Molina Healthcare, Inc.*	97,250
1,473	UnitedHealth Group, Inc.	391,877
5,193	Universal Health Services, Inc. Class B	663,873
12,449	WellCare Health Plans, Inc.*	3,989,780

		23,067,950

Household & Personal Products – 1.2%
28,111	Estee Lauder Cos., Inc. (The) Class A	4,085,090

Insurance – 3.7%
40,641	Allstate Corp. (The)	4,011,267
59,316	Arch Capital Group Ltd.*	1,768,210
28,079	Assured Guaranty Ltd.	1,185,776
59,623	Progressive Corp. (The)	4,235,618
5,982	Torchmark Corp.	518,580
12,379	Unum Group	483,647
844	White Mountains Insurance Group Ltd.	789,874

		12,992,972

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.7%
818	Berry Global Group, Inc.*	$ 39,583
89,607	Freeport-McMoRan, Inc.	1,247,329
21,235	Nucor Corp.	1,347,361
8,333	Sherwin-Williams Co. (The)	3,793,265
60,947	WestRock Co.	3,257,008

		9,684,546

Media & Entertainment – 6.8%
4,405	Alphabet, Inc. Class A*	5,317,187
4,476	Alphabet, Inc. Class C*	5,341,972
248	Cable One, Inc.	219,135
166,494	Comcast Corp. Class A	5,895,553
34,671	Facebook, Inc. Class A*	5,701,993
2,057	Twitter, Inc.*	58,542
53,105	Viacom, Inc. Class B	1,792,825

		24,327,207

Pharmaceuticals, Biotechnology & Life Sciences – 11.6%
55,808	AbbVie, Inc.	5,278,321
11,131	Agilent Technologies, Inc.	785,181
1,275	Alexion Pharmaceuticals, Inc.*	177,238
23,247	Allergan plc	4,428,089
16,283	Amgen, Inc.	3,375,303
12,489	Biogen, Inc.*	4,412,489
82,186	Bristol-Myers Squibb Co.	5,102,107
22,550	Gilead Sciences, Inc.	1,741,085
64,512	Johnson & Johnson	8,913,623
36,908	Merck & Co., Inc.	2,618,253
2,306	Pfizer, Inc.	101,625
7,011	Vertex Pharmaceuticals, Inc.*	1,351,300
30,864	Zoetis, Inc.	2,825,908

		41,110,522

Real Estate Investment Trusts – 4.2%
3,420	Alexandria Real Estate Equities, Inc.	430,202
24,355	American Homes 4 Rent Class A	533,131
15,273	American Tower Corp.	2,219,167
13,649	Apartment Investment & Management Co. Class A	602,330
8,900	Apple Hospitality REIT, Inc.	155,661
1,792	Boston Properties, Inc.	220,577
1,476	CoreSite Realty Corp.	164,043
57,793	Duke Realty Corp.	1,639,588
14,411	Empire State Realty Trust, Inc. Class A	239,367
22,797	Equity Residential	1,510,529
6,771	Hospitality Properties Trust	195,276
176,758	Host Hotels & Resorts, Inc.	3,729,594
54,199	Kimco Realty Corp.	907,291
2,888	Lamar Advertising Co. Class A	224,686
13,667	Mid-America Apartment Communities, Inc.	1,369,160
6,960	Paramount Group, Inc.	105,026
7,287	Sun Communities, Inc.	739,922

		14,985,550

Retailing – 6.8%
5,802	Amazon.com, Inc.*	11,621,406
2,450	AutoZone, Inc.*	1,900,465
41,948	Best Buy Co., Inc.	3,328,993
757	Booking Holdings, Inc.*	1,501,888

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
1,185	Expedia Group, Inc.	$ 154,619
1,394	L Brands, Inc.	42,238
6,117	Netflix, Inc.*	2,288,553
2,265	O’Reilly Automotive, Inc.*	786,680
30,826	Target Corp.	2,719,162

		24,344,004

Semiconductors & Semiconductor Equipment – 2.2%
27,625	Analog Devices, Inc.	2,554,208
28,078	Applied Materials, Inc.	1,085,215
4,635	KLA-Tencor Corp.	471,426
23,092	Lam Research Corp.	3,503,056
508	NVIDIA Corp.	142,758

		7,756,663

Software & Services – 9.9%
20,470	Adobe Systems, Inc.*	5,525,876
10,027	Black Knight, Inc.*	520,903
33,757	Citrix Systems, Inc.*	3,752,428
15,750	Fortinet, Inc.*	1,453,253
11,252	International Business Machines Corp.	1,701,415
19,713	Intuit, Inc.	4,482,736
79,632	Microsoft Corp.	9,107,512
15,845	ServiceNow, Inc.*	3,099,757
24,323	Splunk, Inc.*	2,940,894
604	The Ultimate Software Group, Inc.*	194,603
10,358	VeriSign, Inc.*	1,658,523
5,592	Visa, Inc. Class A	839,303

		35,277,203

Technology Hardware & Equipment – 6.5%
53,395	Apple, Inc.	12,053,387
2,879	Arista Networks, Inc.*	765,411
14,975	CDW Corp.	1,331,577
69,576	Cisco Systems, Inc.	3,384,872
5,426	Dolby Laboratories, Inc. Class A	379,657
3,632	EchoStar Corp. Class A*	168,416
4,191	FLIR Systems, Inc.	257,621
36,013	Juniper Networks, Inc.	1,079,310
15,565	Palo Alto Networks, Inc.*	3,506,172
1,627	Zebra Technologies Corp. Class A*	287,702

		23,214,125

Telecommunication Services – 0.2%
22,114	Zayo Group Holdings, Inc.*	767,798

Transportation – 1.6%
16,225	CSX Corp.	1,201,461
40,307	Delta Air Lines, Inc.	2,330,954
5,662	Norfolk Southern Corp.	1,021,991
3,946	Union Pacific Corp.	642,527
7,289	United Continental Holdings, Inc.*	649,159

		5,846,092

Utilities – 3.8%
17,956	Ameren Corp.	1,135,178
3,909	American Electric Power Co., Inc.	277,070
79,115	CenterPoint Energy, Inc.	2,187,530
64,591	CMS Energy Corp.	3,164,959
16,965	DTE Energy Co.	1,851,390
1,787	Duke Energy Corp.	142,996
45,060	Exelon Corp.	1,967,320

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
16,253	NRG Energy, Inc.	$ 607,862
16,131	OGE Energy Corp.	585,878
2,637	UGI Corp.	146,301
31,367	Xcel Energy, Inc.	1,480,836

		13,547,320

TOTAL COMMON STOCKS (Cost $288,057,792)		$348,994,293

Shares	Distribution Rate	Value
Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
942,078	2.060%	$ 942,078
(Cost $942,078)

TOTAL INVESTMENTS – 98.4% (Cost $288,999,870)		$349,936,371

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		5,580,473

NET ASSETS – 100.0%		$355,516,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	18	12/21/18	$2,627,100	$20,533

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’, Portfolio’s and Underlying Funds valuation policy (except VIT Government Money Market Fund) is to value investments at fair value.

It is the Government Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ and Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trustees has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share of the institutional or Class R6 share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund and the Portfolio agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and the Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund and the Portfolio, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2018, the Government Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value
$267,000,000	$267,050,601	$275,014,159

REPURCHASE AGREEMENTS — At September 30, 2018, the Principal Amounts of the Government Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	2.300%	$40,236,814
Bank of America, N.A.	2.270	28,740,581
Bank of Nova Scotia (The)	2.270	126,458,558
BNP Paribas	2.260	8,334,768
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.270	63,229,279
TOTAL		$267,000,000

At September 30, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	3.000%	09/05/29
Federal Home Loan Mortgage Corp.	2.500 to 7.500	05/01/21 to 10/01/48
Federal National Mortgage Association	2.500 to 7.500	07/01/22 to 10/01/48
Government National Mortgage Association	3.000 to 7.000	04/15/26 to 09/20/48
U.S. Treasury Bill	0.000	10/11/18
U.S. Treasury Inflation-Indexed Bonds	0.625 to 3.375	04/15/32 to 02/15/46
U.S. Treasury Inflation-Indexed Note	0.625	01/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/38 to 08/15/42
U.S. Treasury Notes	1.125 to 2.625	02/28/19 to 03/31/25

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of September 30, 2018.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Bonds	$—	$12,475,749	$—
Mortgage-Backed Securities	—	11,720,765	—
Collateralized Mortgage Obligations	—	1,383,684	—
Commercial Mortgage-Backed Security	—	149,908	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	6,641,926	968,047	—
Asset-Backed Securities	—	4,532,001	—
Foreign Government Securities	—	1,917,949	—
Municipal Bonds	—	408,429	—
Investment Company	662	—	—
Short-Term Investments	—	746,825	—
Total	$6,642,588	$34,303,357	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,056,641)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$66,631	$—
Futures Contracts	160,142	—	—
Credit Default Swaps Contracts	—	8,428	—
Interest Rate Swap Contracts	—	27,382	—
Total	$160,142	$102,441	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(65,157)	$—
Futures Contracts	(90,986)	—	—
Credit Default Swaps Contracts	—	(456)	—
Interest Rate Swap Contracts	—	(20,942)	—
Total	$(90,986)	$(86,555)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$153,690	$—	$—
North America	179,814,208	—	—
Short-Term Investment	74,707	—	—
Total	$180,042,605	$—	$—

Derivative Type
Assets(a)
Futures Contract	$6,430	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$106,892,464	$—	$—
Investment Companies	232,669,039	—	—
Total	$339,561,503	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$4,236,467	$—	$—
Liabilities(a)
Futures Contracts	$(350,082)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$159,268	$—	$—
North America	78,917,428	—	—
Investment Company	21,556	—	—
Securities Lending Reinvestment Vehicle	782,325	—	—
Total	$79,880,577	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$3,800,529	$2,001,352	$—
Mortgage-Backed Securities	—	3,282,788	—
Collateralized Mortgage Obligations	—	24,926,863	—
Commercial Mortgage-Backed Security	—	453,930	—
Asset-Backed Securities	—	33,354,546	—
Supranational	—	1,000,180	—
Municipal Bond	—	98,093	—
Investment Company	5,347,403	—	—
Short-Term Investments	—	3,590,670	—
Total	$9,147,932	$68,708,422	$—

Derivative Type
Assets(a)
Futures Contracts	$52,945	$—	$—
Liabilities(a)
Futures Contracts	$(20,522)	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$—	$30,943,307	$—
Australia and Oceania	255,202	6,452,715	—
Europe	2,630,441	52,138,230	—
North America	101,370	—	—
Securities Lending Reinvestment Vehicle	779,711	—	—
Total	$3,766,724	$89,534,252	$—

Derivative Type
Assets(a)
Futures Contract	$5,483	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$5,063,125	$—	$—
North America	508,818,770	—	—
Investment Company	1,300	—	—
Securities Lending Reinvestment Vehicle	1,804,200	—	—
Total	$515,687,395	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$4,633,845	$—	$—
Europe	9,578,202	—	—
North America	623,415,718	—	—
Investment Company	3,583,603	—	—
Securities Lending Reinvestment Vehicle	639,350	—	—
Total	$641,850,718	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$2,381,717	$—	$—
Fixed Income Underlying Funds	14,508,385	—	—
Exchange Traded Fund	319,204	—	—
Investment Company	281,591	—	—
Securities Lending Reinvestment Vehicle	319,500	—	—
Total	$17,810,397	$—	$—

Derivative Type
Assets
Futures Contracts(a)	$147,355	$—	$—
Purchased Options Contracts	100,744	—	—
Total	$248,099	$—	$—
Liabilities(a)
Futures Contracts	$(3,690)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$617,432	$—	$—
Europe	53,445	—	—
North America	104,654,018	—	—
Securities Lending Reinvestment Vehicle	948,700	—	—
Total	$106,273,595	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(3,474)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$1,855,033	$—	$—
Europe	2,368,521	—	—
North America	383,634,479	—	—
Investment Company	188	—	—
Securities Lending Reinvestment Vehicle	2,793,950	—	—
Total	$390,652,171	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$1,733,369	$—	$—
North America	347,260,924	—	—
Investment Company	942,078	—	—
Total	$349,936,371	$—	$—

Derivative Type
Assets(a)
Futures Contract	$20,533	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the

Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The

Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and Underlying Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund have unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: November 27, 2018

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: November 27, 2018

*	Print the name and title of each signing officer under his or her signature.